UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Strategic California Municipal Income Fund
Semiannual Report
April 30, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Strategic California Municipal Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Strategic California Municipal Income Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, with a focus on income exempt from federal income tax and California individual income tax and capital appreciation.

Portfolio management
Douglas White, CFA
Lead Portfolio Manager
Managed Fund since 2018
Catherine Stienstra
Portfolio Manager
Managed Fund since 2010

Average annual total returns (%) (for the period ended April 30, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/16/86	11.65	3.40	0.44	2.10
	Including sales charges		8.31	0.28	-0.16	1.79
Advisor Class		03/19/13	11.75	3.60	0.64	2.34
Class C	Excluding sales charges	08/01/97	11.37	2.88	-0.05	1.62
	Including sales charges		10.37	1.88	-0.05	1.62
Institutional Class		09/19/05	11.75	3.60	0.63	2.34
Institutional 2 Class*		03/01/16	11.74	3.60	0.65	2.29
Institutional 3 Class*		03/01/17	11.77	3.66	0.72	2.31
Bloomberg California Municipal Bond Index			6.67	2.08	1.25	2.41
Bloomberg Municipal Bond Index			7.06	2.08	1.26	2.41
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg California Municipal Bond Index is a subset of the Bloomberg Municipal Bond Index consisting solely of bonds issued by obligors located in the state of California.
The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Quality breakdown (%) (at April 30, 2024)
AAA rating	1.0
AA rating	30.9
A rating	22.5
BBB rating	16.1
BB rating	2.4
Not rated	27.1
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2023 — April 30, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,116.50	1,021.18	3.89	3.72	0.74
Advisor Class	1,000.00	1,000.00	1,117.50	1,022.18	2.84	2.72	0.54
Class C	1,000.00	1,000.00	1,113.70	1,018.70	6.52	6.22	1.24
Institutional Class	1,000.00	1,000.00	1,117.50	1,022.18	2.84	2.72	0.54
Institutional 2 Class	1,000.00	1,000.00	1,117.40	1,022.23	2.79	2.66	0.53
Institutional 3 Class	1,000.00	1,000.00	1,117.70	1,022.48	2.53	2.41	0.48
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024
5

Portfolio of Investments
April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.7%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.7%
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	3.800%	1,760,000	1,760,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	3.800%	150,000	150,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.800%	500,000	500,000
Total			2,410,000
Total Floating Rate Notes (Cost $2,410,000)			2,410,000

Municipal Bonds 96.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.4%
San Diego County Regional Airport Authority(c)
Revenue Bonds
Private Activity
Series 2023
07/01/2048	5.000%	2,500,000	2,600,403
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	3,000,000	3,000,503
San Francisco City & County Airport Commission-San Francisco International Airport(c)
Refunding Revenue Bonds
Second Series 2023C
05/01/2048	5.750%	3,000,000	3,298,127
Total			8,899,033
Charter Schools 8.5%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	3,000,000	3,091,605
California Infrastructure & Economic Development Bank(d)
Revenue Bonds
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,300,000	1,070,732
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,200,000	1,847,256
California Public Finance Authority
Revenue Bonds
Laverne Elementary Prep Academy Project
Series 2019
06/15/2039	5.000%	870,000	828,853
06/15/2049	5.000%	1,400,000	1,262,912
California School Finance Authority(d)
Refunding Revenue Bonds
Classical Academies Oceanside Project
Series 2022
10/01/2061	5.000%	3,500,000	3,196,466
Ivy Academia Project
Series 2021A
06/01/2061	4.000%	1,000,000	680,880
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,030,846
07/01/2045	5.000%	1,705,000	1,685,724
Aspire Public Schools
Series 2022
08/01/2061	5.000%	4,000,000	3,760,859
Girls Athletic Leadership School
Series 2021
06/01/2051	4.000%	1,000,000	730,639
06/01/2061	4.000%	2,890,000	1,995,724
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,524,145
Series 2018
08/01/2048	5.000%	1,750,000	1,680,862
Hawking Steam Charter School Project
Series 2022
07/01/2062	5.500%	1,775,000	1,798,676
KIPP Los Angeles Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,001,069
Series 2015A
07/01/2045	5.000%	1,000,000	1,005,126
Santa Clarita Valley International School Project
Series 2021
06/01/2061	4.000%	1,175,000	796,316
Total			30,988,690
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.3%
California Municipal Finance Authority(c)
Revenue Bonds
Republic Services, Inc.
Series 2024 (Mandatory Put 03/01/24)
02/28/2054	3.875%	3,900,000	3,869,794
California Municipal Finance Authority(c),(e)
Revenue Bonds
Republic Services, Inc. Project
Series 2023 (Mandatory Put 09/01/33)
09/01/2053	4.375%	750,000	770,044
Total			4,639,838
Higher Education 4.2%
California Public Finance Authority(d)
Revenue Bonds
California University of Science and Medicine
Series 2019
07/01/2054	6.250%	2,000,000	2,079,577
California Statewide Communities Development Authority(d)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,003,777
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,401,640
11/01/2043	5.875%	1,875,000	1,876,563
University of California
Refunding Revenue Bonds
Series 2024BS
05/15/2036	5.000%	6,000,000	7,049,314
Total			15,410,871
Hospital 15.2%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2040	5.000%	2,000,000	2,006,482
PIH Health
Series 2020A
06/01/2050	4.000%	2,500,000	2,340,838
Scripps Health
Series 2024A
11/15/2043	5.000%	2,000,000	2,208,640
11/15/2044	5.000%	2,000,000	2,200,124
Revenue Bonds
Children’s Hospital of Orange County
Series 2024 (Mandatory Put 05/01/31)
10/31/2054	5.000%	2,000,000	2,239,568
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Hope Obligated Group
Series 2019
11/15/2045	4.000%	8,000,000	7,547,387
CommonSpirit Health
Series 2024A
12/01/2054	5.000%	1,750,000	1,846,001
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,073,378
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	7,000,000	6,841,792
Subordinated Series 2020A-2
11/01/2051	4.000%	1,000,000	954,599
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2047	5.000%	2,000,000	2,005,313
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2050	4.000%	2,000,000	1,560,790
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	3,848,258
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	4,758,481
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	2,668,066
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	3,000,000	3,055,045
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	2,631,237
Regents of the University of California Medical Center
Revenue Bonds
Series 2022P
05/15/2053	4.000%	2,500,000	2,452,218
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Township Health Care District
Refunding Revenue Bonds
Series 2019A
07/01/2048	4.000%	500,000	410,178
Total			55,648,395
Human Service Provider 0.6%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,019,656
Local Appropriation 0.5%
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,000,403
Local General Obligation 14.3%
Alameda Unified School District-Alameda County
Unlimited General Obligation Bonds
Election of 2014
Series 2019C
08/01/2042	3.000%	1,000,000	821,485
Carlsbad Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2019A
08/01/2048	3.125%	2,750,000	2,150,723
Series 2021B
08/01/2046	3.000%	3,175,000	2,474,285
08/01/2050	2.375%	3,000,000	1,840,411
Cerritos Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2044	3.000%	5,000,000	4,010,769
Chaffey Joint Union High School District(f)
Unlimited General Obligation Bonds
Series 2019D
08/01/2034	0.000%	500,000	340,057
08/01/2035	0.000%	660,000	427,758
08/01/2036	0.000%	1,000,000	614,119
Coast Community College District(f)
Unlimited General Obligation Bonds
Election of 2012
Series 2019F
08/01/2041	0.000%	2,125,000	1,001,242
08/01/2043	0.000%	7,250,000	3,065,839
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Compton Unified School District(f)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2036	0.000%	2,750,000	1,716,751
Conejo Valley Unified School District(f)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2030	0.000%	1,000,000	753,130
Desert Community College District
Unlimited General Obligation Bonds
Election of 2016
Series 2024
08/01/2051	4.000%	2,750,000	2,670,871
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	360,000	376,249
El Monte Union High School District(f)
Unlimited General Obligation Bonds
Series 2021E
06/01/2046	0.000%	2,765,000	972,654
Fremont Union High School District
Unlimited General Obligation Bonds
Series 2021A
08/01/2037	3.000%	2,045,000	1,859,778
Glendale Community College District(f)
Unlimited General Obligation Bonds
Series 2020B
08/01/2044	0.000%	1,550,000	614,261
02/01/2045	0.000%	1,250,000	479,687
Long Beach Unified School District(f)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	1,074,075
Los Angeles Unified School District
Unlimited General Obligation Refunding Bonds
Series 2024A
07/01/2034	5.000%	1,000,000	1,179,906
Manteca Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	4,035,947
Monterey Peninsula Community College District(f)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2032	0.000%	3,500,000	2,632,672
08/01/2033	0.000%	2,000,000	1,447,797
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mount San Antonio Community College District(f)
Unlimited General Obligation Bonds
Election of 2008
Series 2021E
08/01/2046	0.000%	8,230,000	3,068,440
Pomona Unified School District(f)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	722,584
08/01/2034	0.000%	1,610,000	1,116,115
Poway Unified School District(f)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,869,696
San Diego Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	3,349,078
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2019B
07/01/2048	3.250%	5,000,000	4,144,900
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,508,429
Total			52,339,708
Multi-Family 13.5%
California Community Housing Agency(d)
Revenue Bonds
Junior Bonds
Series 2021A-2
02/01/2043	4.000%	3,000,000	2,698,429
The Arbors
Series 2020A
08/01/2050	5.000%	3,500,000	3,253,531
California Housing Finance Agency
Revenue Bonds
Series 2021-1A
11/20/2035	3.500%	2,436,318	2,251,039
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	916,778
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,253,317
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Caritas Affordable Housing
Series 2014
08/15/2049	5.250%	3,500,000	3,503,493
Subordinated Series 2014
08/15/2049	5.875%	1,000,000	1,000,919
CMFA Special Finance Agency(d)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	3,000,000	2,409,445
Junior Bonds - Solana at Grand
Series 2021A-2
08/01/2045	4.000%	3,000,000	2,446,462
CMFA Special Finance Agency VIII(d)
Revenue Bonds
Elan Huntington Beach
Series 2021
08/01/2047	4.000%	1,900,000	1,589,841
CSCDA Community Improvement Authority(d)
Revenue Bonds
Jefferson-Anaheim Social Bonds
Series 2021
08/01/2056	3.125%	2,500,000	1,805,142
Parallel-Anaheim Social Bonds
Series 2021
08/01/2056	4.000%	1,760,000	1,464,788
Pasadena Portfolio Social Bonds
Series 2021
12/01/2056	3.000%	2,000,000	1,372,242
12/01/2056	4.000%	1,000,000	726,361
Social Bonds
Series 2021A-2
10/01/2056	4.000%	3,000,000	2,160,322
Social Bonds - Mezzanine Lien - 777 Place-Pomona
Series 2021
05/01/2057	4.000%	2,000,000	1,417,128
Social Bonds - Mezzanine Lien - Park Crossing Apartments
Series 2021
12/01/2048	4.000%	2,000,000	1,454,457
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	1,203,349
Social Bonds - Millennium South Bay-Hawthorne
Series 2021
07/01/2058	4.000%	2,000,000	1,345,128
Social Bonds - Monterey Station-Pomona
Series 2021
07/01/2058	4.000%	2,000,000	1,341,069
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024
9

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Social Bonds - Senior Lien - Park Crossing Apartments
Series 2021
12/01/2058	3.250%	1,500,000	993,896
The Link - Glendale Social Bonds
Subordinated Series 2021
07/01/2056	4.000%	3,500,000	2,526,726
Union South Bay Social Bonds
Series 2021
07/01/2056	4.000%	2,000,000	1,508,347
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Revenue Bonds
Series 2019-ML05
11/25/2033	3.350%	3,718,927	3,376,432
Freddie Mac Multifamily Certificates
Revenue Bonds
Series 2021-ML10 Class A (FHLMC)
06/25/2038	2.046%	2,414,104	1,826,195
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	4,000,000	3,569,298
Total			49,414,134
Municipal Power 1.3%
Guam Power Authority(g)
Refunding Revenue Bonds
Series 2022A
10/01/2043	5.000%	3,000,000	3,040,584
Puerto Rico Electric Power Authority(g),(h)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	1,965,000	515,813
Series 2012A
07/01/2042	0.000%	4,250,000	1,115,625
Total			4,672,022
Other Bond Issue 0.6%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2040	5.000%	2,000,000	2,003,772
Prepaid Gas 4.4%
California Community Choice Financing Authority
Revenue Bonds
Clean Energy Project
Series 2023 (Mandatory Put 04/01/30)
11/01/2054	5.250%	1,000,000	1,064,095
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 03/01/31)
02/01/2054	5.000%	7,000,000	7,371,443
Series 2023 (Mandatory Put 08/01/29)
12/01/2053	5.000%	1,000,000	1,047,242
California Community Choice Financing Authority(e)
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,000,000	3,252,514
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,229,179
Northern California Energy Authority
Refunding Revenue Bonds
Series 2024 (Mandatory Put 08/01/30)
11/30/2054	5.000%	2,000,000	2,117,129
Total			16,081,602
Recreation 0.4%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
California Academy of Sciences, San Francisco
Series 2024
08/01/2029	3.250%	1,470,000	1,458,666
Refunded / Escrowed 1.1%
California School Finance Authority(d)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,030,258
07/01/2046	6.375%	155,000	159,335
Prerefunded 08/01/25 Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2041	5.000%	150,000	152,818
Glendale Unified School District(f)
Prerefunded 09/01/25 Unlimited General Obligation Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,389,678
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	696,297
Riverside Community College District(f)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	455,419
Total			3,883,805
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Resource Recovery 0.0%
California Municipal Finance Authority(c),(d),(h)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	2,745,000	54,900
Retirement Communities 4.0%
California Health Facilities Financing Authority
Revenue Bonds
Episcopal Communities & Services
Series 2024
11/15/2058	5.250%	1,000,000	1,032,356
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2044	4.000%	2,500,000	2,305,044
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2046	4.000%	2,000,000	1,812,885
10/01/2049	4.000%	2,500,000	2,210,750
California Public Finance Authority(d)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2056	5.000%	1,000,000	850,133
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,151,851
Front Porch Communities & Services
Series 2017
04/01/2047	4.000%	1,750,000	1,587,464
Series 2021
04/01/2046	3.000%	1,000,000	771,486
04/01/2051	3.000%	1,250,000	899,593
Total			14,621,562
Sales Tax 4.2%
Commonwealth of Puerto Rico(f),(g)
Revenue Notes
Series 2022
11/01/2051	0.000%	1,881,176	1,128,706
Subordinated Series 2022
11/01/2043	0.000%	820,743	488,342
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Sales Tax Financing Corp.(f),(g)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	27,900,000	8,699,889
Puerto Rico Sales Tax Financing Corp.(g)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	5,000,000	4,979,347
Total			15,296,284
Special Property Tax 7.8%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	915,000	917,431
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	430,000	431,118
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,505,352
09/01/2036	5.000%	2,435,000	2,478,637
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1(d)
Tax Allocation Bonds
Facilities Increment - Treasure Island
Series 2022
09/01/2052	5.000%	1,000,000	929,411
City of Dublin
Special Tax Bonds
Improvement Area No. 3
Series 2021
09/01/2045	4.000%	850,000	741,412
09/01/2051	4.000%	865,000	719,513
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/2039	5.000%	750,000	751,938
09/01/2044	5.000%	2,525,000	2,529,266
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	465,000	471,334
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,024,461
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024
11

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Irvine Facilities Financing Authority
Special Tax Bonds
Irvine Great Park Infrastructure Project
Series 2023 (BAM)
09/01/2058	4.000%	1,000,000	973,983
Irvine Unified School District
Special Tax Bonds
Community Facilities District Number 09-1
Series 2019A
09/01/2040	4.000%	685,000	655,512
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2042	5.000%	1,000,000	1,002,033
Orange County Community Facilities District
Special Tax Bonds
Rienda Phase 2B
Series 2023
08/15/2053	5.500%	1,855,000	1,886,721
Pittsburg Successor Agency Redevelopment Agency(f)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,100,000	2,079,824
River Islands Public Financing Authority
Special Tax Refunding Bonds
Improvement Area No. 1
Series 2022A-1 (AGM)
09/01/2052	5.250%	1,000,000	1,076,202
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,001,397
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,252,812
Tracy Community Facilities District
Special Tax Bonds
Series 2023
09/01/2053	5.875%	1,000,000	1,042,775
Total			28,471,132
State Appropriated 1.2%
California State Public Works Board
Revenue Bonds
May Lee State Office Complex
Series 2024
04/01/2049	5.000%	1,250,000	1,350,160
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014B
10/01/2039	5.000%	1,000,000	1,003,872
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	1,895,000	1,900,891
Total			4,254,923
State General Obligation 2.8%
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2045	3.250%	3,650,000	3,159,350
Series 2024
09/01/2053	5.000%	3,000,000	3,238,558
Unlimited General Obligation Refunding Bonds
Series 2023
10/01/2050	4.000%	4,000,000	3,928,519
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,001
Total			10,328,428
Tobacco 3.2%
California County Tobacco Securitization Agency(f)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	17,780,000	3,414,514
Sonoma County Securitization Corp.
Series 2020
06/01/2055	0.000%	10,000,000	2,163,896
Golden State Tobacco Securitization Corp.(f)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	40,000,000	4,045,116
Tobacco Securitization Authority of Northern California(f)
Refunding Revenue Bonds
Sacramento County Tobacco Securitization Corp. Senior Bonds
Series 2021
06/01/2060	0.000%	5,000,000	809,678
Tobacco Securitization Authority of Southern California(f)
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2054	0.000%	7,000,000	1,354,658
Total			11,787,862
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 3.4%
Foothill-Eastern Transportation Corridor Agency(f)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,555,384
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Subordinated Series 2019B-2
01/15/2053	3.500%	5,000,000	4,105,796
Riverside County Transportation Commission(f)
Revenue Bonds
Capital Appreciation - Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,521,919
06/01/2033	0.000%	2,940,000	2,096,317
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,046,475
Total			12,325,891
Water & Sewer 1.9%
Metropolitan Water District of Southern California
Revenue Bonds
Series 2023A
04/01/2053	5.000%	5,000,000	5,409,656
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(g)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	1,425,000	1,441,467
Total			6,851,123
Total Municipal Bonds (Cost $397,718,980)			353,452,700

Municipal Short Term 1.5%
Issue Description	Yield	Principal Amount ($)	Value ($)
Disposal 0.9%
California Municipal Finance Authority(c)
Revenue Bonds
Series 2024
10/01/2045	4.100%	500,000	499,712
California Pollution Control Financing Authority(b),(c),(d)
Refunding Revenue Bonds
Series 2024 (Mandatory Put 08/15/24)
06/30/2043	4.260%	3,000,000	2,994,081
Total			3,493,793
Other Bond Issue 0.6%
California Infrastructure & Economic Development Bank(c),(d)
Revenue Bonds
Series 2023 (Mandatory Put 08/15/24)
01/01/2050	7.760%	2,000,000	2,052,425
Total Municipal Short Term (Cost $5,500,000)			5,546,218

Money Market Funds 0.0%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.515%(i)	38,030	38,033
Total Money Market Funds (Cost $38,030)		38,033
Total Investments in Securities (Cost: $405,667,010)		361,446,951
Other Assets & Liabilities, Net		3,604,887
Net Assets		365,051,838
At April 30, 2024, securities and/or cash totaling $240,125 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(113)	06/2024	USD	(12,140,438)	32,810	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024
13

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2024, the total value of these securities amounted to $78,603,413, which represents 21.53% of total net assets.

(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2024.

(f)	Zero coupon bond.
(g)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2024, the total value of these securities amounted to $21,409,773, which represents 5.86% of total net assets.

(h)	Represents a security in default.
(i)	The rate shown is the seven-day current annualized yield at April 30, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies;
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Fair value measurements   (continued)
events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	2,410,000	—	2,410,000
Municipal Bonds	—	353,452,700	—	353,452,700
Municipal Short Term	—	5,546,218	—	5,546,218
Money Market Funds	38,033	—	—	38,033
Total Investments in Securities	38,033	361,408,918	—	361,446,951
Investments in Derivatives
Asset
Futures Contracts	32,810	—	—	32,810
Total	70,843	361,408,918	—	361,479,761
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024
15

Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $405,667,010)	$361,446,951
Cash	28,199
Margin deposits on:
Futures contracts	240,125
Receivable for:
Capital shares sold	1,113,495
Dividends	1,554
Interest	3,755,193
Variation margin for futures contracts	58,266
Expense reimbursement due from Investment Manager	342
Prepaid expenses	3,486
Deferred compensation of board members	132,640
Other assets	585
Total assets	366,780,836
Liabilities
Payable for:
Capital shares redeemed	443,219
Distributions to shareholders	1,070,899
Management services fees	4,666
Distribution and/or service fees	1,459
Transfer agent fees	17,419
Compensation of board members	1,001
Other expenses	11,100
Deferred compensation of board members	179,235
Total liabilities	1,728,998
Net assets applicable to outstanding capital stock	$365,051,838
Represented by
Paid in capital	434,191,138
Total distributable earnings (loss)	(69,139,300)
Total - representing net assets applicable to outstanding capital stock	$365,051,838
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024

Statement of Assets and Liabilities (continued)
April 30, 2024 (Unaudited)
Class A
Net assets	$223,207,002
Shares outstanding	8,470,491
Net asset value per share	$26.35
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$27.16
Advisor Class
Net assets	$3,648,619
Shares outstanding	138,349
Net asset value per share	$26.37
Class C
Net assets	$12,550,949
Shares outstanding	476,297
Net asset value per share	$26.35
Institutional Class
Net assets	$107,673,839
Shares outstanding	4,084,350
Net asset value per share	$26.36
Institutional 2 Class
Net assets	$2,304,036
Shares outstanding	87,267
Net asset value per share	$26.40
Institutional 3 Class
Net assets	$15,667,393
Shares outstanding	591,163
Net asset value per share	$26.50
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024
17

Statement of Operations
Six Months Ended April 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$36,832
Interest	7,573,266
Total income	7,610,098
Expenses:
Management services fees	829,455
Distribution and/or service fees
Class A	223,976
Class C	43,403
Transfer agent fees
Class A	73,290
Advisor Class	1,137
Class C	4,057
Institutional Class	31,490
Institutional 2 Class	664
Institutional 3 Class	494
Custodian fees	5,548
Printing and postage fees	8,894
Registration fees	8,177
Accounting services fees	15,412
Legal fees	14,324
Interest on interfund lending	1,855
Compensation of chief compliance officer	32
Compensation of board members	7,746
Deferred compensation of board members	9,370
Other	7,882
Total expenses	1,287,206
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(75,469)
Total net expenses	1,211,737
Net investment income	6,398,361
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,584,600)
Futures contracts	(13,602)
Net realized loss	(2,598,202)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	33,534,700
Futures contracts	32,810
Net change in unrealized appreciation (depreciation)	33,567,510
Net realized and unrealized gain	30,969,308
Net increase in net assets resulting from operations	$37,367,669
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations
Net investment income	$6,398,361	$13,821,716
Net realized loss	(2,598,202)	(13,320,074)
Net change in unrealized appreciation (depreciation)	33,567,510	9,230,231
Net increase in net assets resulting from operations	37,367,669	9,731,873
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,992,096)	(8,607,160)
Advisor Class	(65,388)	(162,141)
Class C	(189,824)	(387,072)
Institutional Class	(1,811,113)	(3,921,274)
Institutional 2 Class	(41,763)	(64,814)
Institutional 3 Class	(301,043)	(674,836)
Total distributions to shareholders	(6,401,227)	(13,817,297)
Increase (decrease) in net assets from capital stock activity	5,577,963	(93,022,368)
Total increase (decrease) in net assets	36,544,405	(97,107,792)
Net assets at beginning of period	328,507,433	425,615,225
Net assets at end of period	$365,051,838	$328,507,433
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024
19

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	April 30, 2024 (Unaudited)		October 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	363,818	9,631,071	1,045,784	27,271,614
Distributions reinvested	128,196	3,410,536	283,957	7,366,590
Shares redeemed	(755,112)	(19,737,133)	(2,646,032)	(68,834,069)
Net decrease	(263,098)	(6,695,526)	(1,316,291)	(34,195,865)
Advisor Class
Shares sold	38,933	1,017,776	45,528	1,173,934
Distributions reinvested	2,449	65,225	6,230	161,819
Shares redeemed	(29,645)	(766,545)	(106,480)	(2,728,797)
Net increase (decrease)	11,737	316,456	(54,722)	(1,393,044)
Class C
Shares sold	76,562	2,026,863	132,047	3,459,018
Distributions reinvested	6,425	170,939	13,385	346,961
Shares redeemed	(75,454)	(1,987,064)	(191,661)	(4,979,029)
Net increase (decrease)	7,533	210,738	(46,229)	(1,173,050)
Institutional Class
Shares sold	1,557,592	40,929,700	2,067,971	54,112,792
Distributions reinvested	49,712	1,323,094	119,493	3,103,979
Shares redeemed	(1,190,922)	(30,657,806)	(4,168,062)	(108,802,621)
Net increase (decrease)	416,382	11,594,988	(1,980,598)	(51,585,850)
Institutional 2 Class
Shares sold	19,495	500,206	150,703	4,011,067
Distributions reinvested	1,560	41,608	2,484	64,511
Shares redeemed	(575)	(15,322)	(164,029)	(4,282,190)
Net increase (decrease)	20,480	526,492	(10,842)	(206,612)
Institutional 3 Class
Shares sold	93,285	2,465,223	217,645	5,724,487
Distributions reinvested	3,526	94,374	7,702	200,993
Shares redeemed	(111,147)	(2,934,782)	(398,191)	(10,393,427)
Net decrease	(14,336)	(375,185)	(172,844)	(4,467,947)
Total net increase (decrease)	178,698	5,577,963	(3,581,526)	(93,022,368)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024
21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2024 (Unaudited)	$24.02	0.47	2.33	2.80	(0.47)	—	(0.47)
Year Ended 10/31/2023	$24.66	0.91	(0.64)	0.27	(0.91)	—	(0.91)
Year Ended 10/31/2022	$31.08	0.82	(6.34)	(5.52)	(0.82)	(0.08)	(0.90)
Year Ended 10/31/2021	$30.83	0.74	0.37	1.11	(0.74)	(0.12)	(0.86)
Year Ended 10/31/2020(e)	$31.12	0.81	0.01 (f)	0.82	(0.81)	(0.30)	(1.11)
Year Ended 10/31/2019(e)	$29.49	1.00	1.71	2.71	(1.00)	(0.08)	(1.08)
Advisor Class
Six Months Ended 4/30/2024 (Unaudited)	$24.04	0.49	2.34	2.83	(0.50)	—	(0.50)
Year Ended 10/31/2023	$24.68	0.96	(0.64)	0.32	(0.96)	—	(0.96)
Year Ended 10/31/2022	$31.11	0.88	(6.35)	(5.47)	(0.88)	(0.08)	(0.96)
Year Ended 10/31/2021	$30.86	0.80	0.37	1.17	(0.80)	(0.12)	(0.92)
Year Ended 10/31/2020(e)	$31.14	0.89	0.01 (f)	0.90	(0.88)	(0.30)	(1.18)
Year Ended 10/31/2019(e)	$29.50	1.04	1.72	2.76	(1.04)	(0.08)	(1.12)
Class C
Six Months Ended 4/30/2024 (Unaudited)	$24.02	0.40	2.33	2.73	(0.40)	—	(0.40)
Year Ended 10/31/2023	$24.66	0.78	(0.64)	0.14	(0.78)	—	(0.78)
Year Ended 10/31/2022	$31.08	0.68	(6.34)	(5.66)	(0.68)	(0.08)	(0.76)
Year Ended 10/31/2021	$30.83	0.58	0.37	0.95	(0.58)	(0.12)	(0.70)
Year Ended 10/31/2020(e)	$31.12	0.67	0.01 (f)	0.68	(0.67)	(0.30)	(0.97)
Year Ended 10/31/2019(e)	$29.49	0.84	1.71	2.55	(0.84)	(0.08)	(0.92)
Institutional Class
Six Months Ended 4/30/2024 (Unaudited)	$24.03	0.49	2.33	2.82	(0.49)	—	(0.49)
Year Ended 10/31/2023	$24.67	0.96	(0.64)	0.32	(0.96)	—	(0.96)
Year Ended 10/31/2022	$31.09	0.87	(6.33)	(5.46)	(0.88)	(0.08)	(0.96)
Year Ended 10/31/2021	$30.85	0.80	0.36	1.16	(0.80)	(0.12)	(0.92)
Year Ended 10/31/2020(e)	$31.13	0.88	0.02 (f)	0.90	(0.88)	(0.30)	(1.18)
Year Ended 10/31/2019(e)	$29.50	1.08	1.67	2.75	(1.04)	(0.08)	(1.12)
Institutional 2 Class
Six Months Ended 4/30/2024 (Unaudited)	$24.07	0.50	2.33	2.83	(0.50)	—	(0.50)
Year Ended 10/31/2023	$24.71	0.97	(0.64)	0.33	(0.97)	—	(0.97)
Year Ended 10/31/2022	$31.14	0.89	(6.36)	(5.47)	(0.88)	(0.08)	(0.96)
Year Ended 10/31/2021	$30.89	0.81	0.37	1.18	(0.81)	(0.12)	(0.93)
Year Ended 10/31/2020(e)	$31.18	0.90	0.00 (f),(h)	0.90	(0.89)	(0.30)	(1.19)
Year Ended 10/31/2019(e)	$29.54	1.00	1.80	2.80	(1.08)	(0.08)	(1.16)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2024 (Unaudited)	$26.35	11.65%	0.78% (c)	0.74% (c)	3.57%	10%	$223,207
Year Ended 10/31/2023	$24.02	0.89%	0.77% (c)	0.73% (c),(d)	3.50%	24%	$209,811
Year Ended 10/31/2022	$24.66	(18.07% )	0.77% (c)	0.73% (c),(d)	2.88%	18%	$247,853
Year Ended 10/31/2021	$31.08	3.61%	0.80%	0.74% (d)	2.35%	14%	$346,280
Year Ended 10/31/2020 (e)	$30.83	2.69%	0.81%	0.78% (d)	2.64%	30%	$329,728
Year Ended 10/31/2019 (e)	$31.12	9.31%	0.82% (c)	0.80% (c),(d)	3.26%	37%	$347,854
Advisor Class
Six Months Ended 4/30/2024 (Unaudited)	$26.37	11.75%	0.58% (c)	0.54% (c)	3.76%	10%	$3,649
Year Ended 10/31/2023	$24.04	1.09%	0.57% (c)	0.53% (c),(d)	3.69%	24%	$3,044
Year Ended 10/31/2022	$24.68	(17.92% )	0.55% (c)	0.53% (c),(d)	3.07%	18%	$4,476
Year Ended 10/31/2021	$31.11	3.82%	0.55%	0.54% (d)	2.55%	14%	$6,418
Year Ended 10/31/2020 (e)	$30.86	3.03%	0.56%	0.54% (d)	2.88%	30%	$4,506
Year Ended 10/31/2019 (e)	$31.14	9.59%	0.57% (c)	0.54% (c),(d)	3.37%	37%	$6,206
Class C
Six Months Ended 4/30/2024 (Unaudited)	$26.35	11.37%	1.28% (c)	1.24% (c)	3.06%	10%	$12,551
Year Ended 10/31/2023	$24.02	0.38%	1.27% (c)	1.23% (c),(d)	3.00%	24%	$11,261
Year Ended 10/31/2022	$24.66	(18.48% )	1.37% (c)	1.23% (c),(d)	2.37%	18%	$12,701
Year Ended 10/31/2021	$31.08	3.09%	1.55%	1.24% (d)	1.86%	14%	$19,828
Year Ended 10/31/2020 (e)	$30.83	2.22%	1.56%	1.24% (d),(g)	2.19%	30%	$23,783
Year Ended 10/31/2019 (e)	$31.12	8.82%	1.57% (c)	1.25% (c),(d),(g)	2.82%	37%	$31,410
Institutional Class
Six Months Ended 4/30/2024 (Unaudited)	$26.36	11.75%	0.58% (c)	0.54% (c)	3.76%	10%	$107,674
Year Ended 10/31/2023	$24.03	1.09%	0.57% (c)	0.53% (c),(d)	3.69%	24%	$88,154
Year Ended 10/31/2022	$24.67	(17.90% )	0.55% (c)	0.53% (c),(d)	3.00%	18%	$139,361
Year Ended 10/31/2021	$31.09	3.78%	0.55%	0.54% (d)	2.54%	14%	$363,917
Year Ended 10/31/2020 (e)	$30.85	3.00%	0.56%	0.54% (d)	2.87%	30%	$260,443
Year Ended 10/31/2019 (e)	$31.13	9.58%	0.57% (c)	0.55% (c),(d)	3.49%	37%	$192,055
Institutional 2 Class
Six Months Ended 4/30/2024 (Unaudited)	$26.40	11.74%	0.57% (c)	0.53% (c)	3.77%	10%	$2,304
Year Ended 10/31/2023	$24.07	1.09%	0.56% (c)	0.53% (c)	3.66%	24%	$1,607
Year Ended 10/31/2022	$24.71	(17.89% )	0.54% (c)	0.52% (c)	3.09%	18%	$1,918
Year Ended 10/31/2021	$31.14	3.83%	0.54%	0.52%	2.57%	14%	$2,765
Year Ended 10/31/2020 (e)	$30.89	2.89%	0.54%	0.52%	2.92%	30%	$2,283
Year Ended 10/31/2019 (e)	$31.18	9.59%	0.56% (c)	0.53% (c)	3.29%	37%	$3,302
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024
23

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2024 (Unaudited)	$24.16	0.51	2.34	2.85	(0.51)	—	(0.51)
Year Ended 10/31/2023	$24.80	0.98	(0.64)	0.34	(0.98)	—	(0.98)
Year Ended 10/31/2022	$31.26	0.91	(6.39)	(5.48)	(0.90)	(0.08)	(0.98)
Year Ended 10/31/2021	$31.01	0.82	0.38	1.20	(0.83)	(0.12)	(0.95)
Year Ended 10/31/2020(e)	$31.29	0.91	0.02 (f)	0.93	(0.91)	(0.30)	(1.21)
Year Ended 10/31/2019(e)	$29.65	1.08	1.72	2.80	(1.08)	(0.08)	(1.16)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(f)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

(g)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	10/31/2020	10/31/2019
Class C	0.25%	0.30%

(h)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2024 (Unaudited)	$26.50	11.77%	0.52% (c)	0.48% (c)	3.83%	10%	$15,667
Year Ended 10/31/2023	$24.16	1.16%	0.51% (c)	0.47% (c)	3.75%	24%	$14,630
Year Ended 10/31/2022	$24.80	(17.86% )	0.49% (c)	0.47% (c)	3.23%	18%	$19,306
Year Ended 10/31/2021	$31.26	3.88%	0.48%	0.47%	2.62%	14%	$10,641
Year Ended 10/31/2020 (e)	$31.01	3.07%	0.49%	0.47%	2.94%	30%	$8,284
Year Ended 10/31/2019 (e)	$31.29	9.63%	0.50% (c)	0.48% (c)	3.55%	37%	$6,648
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024
25

Notes to Financial Statements
April 30, 2024 (Unaudited)
Note 1. Organization
Columbia Strategic California Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
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Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	32,810 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

28
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(13,602)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	32,810
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended April 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	905,247
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
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29

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2024 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
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Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Advisor Class	0.07
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2024, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% and 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.45% of the average daily net assets attributable to Class C shares of the Fund.
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31

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	11,270
Class C	—	1.00 (b)	35

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2024 through February 28, 2025	Prior to March 1, 2024
Class A	0.74%	0.74%
Advisor Class	0.54	0.54
Class C	1.24	1.24
Institutional Class	0.54	0.54
Institutional 2 Class	0.54	0.53
Institutional 3 Class	0.48	0.48
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
405,667,000	2,735,000	(46,922,000)	(44,187,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
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Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
The following capital loss carryforwards, determined at October 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(17,207,182)	(5,230,820)	(22,438,002)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $35,813,234 and $36,437,233, respectively, for the six months ended April 30, 2024, of which $0 and $17,542, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended April 30, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	5,700,000	5.86	2
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024
33

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2024.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
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Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At April 30, 2024, affiliated shareholders of record owned 29.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024
35

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
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Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2023, through December 31, 2023, including:
•
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•
there were no material changes to the Program during the period;
•
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•
the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Columbia Strategic California Municipal Income Fund  | Semiannual Report 2024
37

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Columbia Strategic California Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR123_10_P01_(06/24)

Columbia Intermediate Duration Municipal Bond Fund
Semiannual Report
April 30, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Intermediate Duration Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Intermediate Duration Municipal Bond Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income exempt from federal income tax, consistent with preservation of principal.

Portfolio management
Paul Fox, CFA
Lead Portfolio Manager
Managed Fund since 2012
Douglas Rangel, CFA
Portfolio Manager
Managed Fund since 2022

Average annual total returns (%) (for the period ended April 30, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/25/02	5.69	2.88	1.13	1.84
	Including sales charges		2.52	-0.17	0.52	1.53
Advisor Class		03/19/13	5.68	3.09	1.33	2.04
Class C	Excluding sales charges	11/25/02	5.26	2.27	0.52	1.20
	Including sales charges		4.26	1.27	0.52	1.20
Institutional Class		06/14/93	5.68	3.09	1.32	2.04
Institutional 2 Class		11/08/12	5.83	3.17	1.41	2.13
Institutional 3 Class*		03/01/17	5.85	3.22	1.44	2.13
Bloomberg 3-15 Year Blend Municipal Bond Index			5.75	1.75	1.37	2.22
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only.  The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Fund at a Glance  (continued)
(Unaudited)

Quality breakdown (%) (at April 30, 2024)
AAA rating	4.4
AA rating	31.8
A rating	43.8
BBB rating	11.8
BB rating	4.2
CCC rating	0.7
Not rated	3.3
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Top Ten States/Territories (%) (at April 30, 2024)
Illinois	16.1
California	10.9
Texas	8.6
New York	7.3
Florida	5.3
Massachusetts	4.1
Pennsylvania	3.6
New Jersey	3.5
District of Columbia	3.5
Colorado	3.2
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2023 — April 30, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,056.90	1,021.88	3.07	3.02	0.60
Advisor Class	1,000.00	1,000.00	1,056.80	1,022.87	2.05	2.01	0.40
Class C	1,000.00	1,000.00	1,052.60	1,018.90	6.12	6.02	1.20
Institutional Class	1,000.00	1,000.00	1,056.80	1,022.87	2.05	2.01	0.40
Institutional 2 Class	1,000.00	1,000.00	1,058.30	1,023.22	1.69	1.66	0.33
Institutional 3 Class	1,000.00	1,000.00	1,058.50	1,023.47	1.43	1.41	0.28
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments
April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.7%
Issue Description	Yield	Principal Amount ($)	Value ($)
Massachusetts 0.3%
JPMorgan Chase Putters/Drivers Trust(a),(b),(c),(d)
Tax-Exempt Preferred
Series 2020-5033 (JPMorgan Chase Bank)
11/16/2024	4.200%	4,400,000	4,400,000
Utah 0.4%
City of Murray(c),(d)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	3.700%	7,000,000	7,000,000
Total Floating Rate Notes (Cost $11,400,000)			11,400,000

Municipal Bonds 98.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.6%
Black Belt Energy Gas District
Revenue Bonds
Project No. 5
Series 2020A-1 (Mandatory Put 10/01/26)
10/01/2049	4.000%	6,500,000	6,499,522
Series 2023A (Mandatory Put 10/01/30)
01/01/2054	5.250%	9,000,000	9,519,099
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2041	5.250%	1,500,000	1,631,307
UAB Medicine Finance Authority
Refunding Revenue Bonds
University of Alabama - Medicine
Series 2017B2
09/01/2036	5.000%	2,340,000	2,412,246
09/01/2037	5.000%	2,030,000	2,084,335
09/01/2041	5.000%	1,020,000	1,038,061
Revenue Bonds
University of Alabama - Medicine
Series 2019
09/01/2044	4.000%	2,470,000	2,367,677
Total			25,552,247
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.2%
Alaska Housing Finance Corp.
Prerefunded 12/01/24 Revenue Bonds
State Capital Project Bonds II
Series 2014
12/01/2028	5.000%	2,500,000	2,518,381
06/01/2029	5.000%	1,000,000	1,007,352
Total			3,525,733
Arizona 2.4%
Arizona Industrial Development Authority(a)
Refunding Revenue Bonds
Arizona Agribusiness & Equine Center, Inc. Project
Series 2017B
03/01/2037	5.000%	1,250,000	1,210,428
03/01/2042	5.000%	1,000,000	927,367
Revenue Bonds
Cadence Campus Project
Series 2020A
07/15/2030	4.000%	535,000	519,669
07/15/2040	4.000%	925,000	798,806
07/15/2050	4.000%	1,600,000	1,255,733
Doral Academy Nevada - Fire Mesa
Series 2019A
07/15/2029	3.550%	995,000	940,806
07/15/2049	5.000%	3,350,000	3,058,126
Lone Mountain Campus Projects
Series 2019
12/15/2029	3.750%	425,000	405,153
12/15/2039	5.000%	400,000	393,465
12/15/2049	5.000%	700,000	644,032
Pinecrest Academy - Horizon
Series 2018
07/15/2038	5.750%	1,750,000	1,780,809
Arizona State University
Revenue Bonds
Green Bonds
Series 2019A
07/01/2037	5.000%	7,800,000	8,398,321
Industrial Development Authority of the City of Phoenix (The)(a)
Revenue Bonds
FAC-Legacy Traditional Schools Project
Series 2016
07/01/2031	5.000%	3,000,000	3,035,722
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	2,800,000	2,815,628
02/15/2046	5.000%	1,000,000	941,965
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018
02/15/2048	5.000%	1,185,000	1,100,810
Maricopa County Industrial Development Authority(e)
Refunding Revenue Bonds
HonorHealth
Series 2024D
12/01/2041	5.000%	1,400,000	1,483,003
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Horizon Community Learning Center
Series 2016
07/01/2035	5.000%	2,325,000	2,334,119
Revenue Bonds
Reid Traditional Schools Project
Series 2016
07/01/2036	5.000%	750,000	756,687
Maricopa County Industrial Development Authority(a)
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2019
07/01/2039	5.000%	1,000,000	984,999
Paradise Schools Project
Series 2016
07/01/2047	5.000%	1,225,000	1,185,672
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2023A
01/01/2043	5.000%	3,000,000	3,268,055
Total			38,239,375
California 10.9%
Alvord Unified School District(f)
Unlimited General Obligation Bonds
2007 Election
Series 2011B (AGM)
08/01/2046	0.000%	1,150,000	1,300,926
Bay Area Toll Authority(g)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2013 (Mandatory Put 04/01/27)
Muni Swap Index Yield + 1.250% 04/01/2036	5.020%	5,000,000	5,024,206
Burbank Unified School District
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Convertible
Series 2015A
08/01/2031	5.000%	1,325,000	1,340,531
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,012,804
04/01/2029	5.000%	1,650,000	1,671,449
04/01/2030	5.000%	1,700,000	1,721,250
California Health Facilities Financing Authority
Prerefunded 11/15/25 Revenue Bonds
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,126,486
Refunding Revenue Bonds
Children’s Hospital
Series 2017A
08/15/2042	5.000%	1,000,000	1,018,540
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,503,868
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	1,834,566
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	5.000%	1,500,000	1,512,952
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,555,315
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	1,910,000	1,922,907
Revenue Bonds
Aspire Public Schools Obligation Group
Series 2021
08/01/2041	4.000%	500,000	442,194
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2023
09/01/2037	5.000%	4,800,000	5,447,927
09/01/2038	5.000%	1,000,000	1,126,308
Revenue Bonds
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	8,000,000	8,030,944
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2034	5.000%	5,000,000	5,025,686
Revenue Bonds
Methodist Hospital of Southern California
Series 2018
01/01/2038	5.000%	3,000,000	3,168,893
Series 2017
05/15/2033	5.000%	1,350,000	1,390,041
05/15/2034	5.000%	1,000,000	1,028,626
05/15/2035	5.000%	2,200,000	2,261,153
City of Los Angeles Department of Airports(b)
Refunding Revenue Bonds
Green Bonds
Subordinated Series 2023
05/15/2039	5.250%	2,000,000	2,212,069
05/15/2040	5.250%	1,320,000	1,450,410
Los Angeles International Airport
Subordinated Series 2022
05/15/2029	5.000%	2,060,000	2,195,519
Revenue Bonds
Series 2020C
05/15/2030	5.000%	5,000,000	5,413,255
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	1,960,560
11/15/2031	5.000%	1,000,000	1,025,999
11/15/2032	5.000%	1,610,000	1,651,568
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	954,277
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	2,665,000	2,607,369
Escondido Union High School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2009A (AGM)
08/01/2031	0.000%	480,000	378,971
Escondido Union High School District(h)
Unlimited General Obligation Bonds
Convertible
Series 2011
08/01/2032	5.450%	1,250,000	1,290,186
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fresno Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2026	6.000%	1,045,000	1,071,643
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	5,345,789
Prerefunded 06/01/27 Revenue Bonds
Series 2017A-1
06/01/2028	5.000%	1,000,000	1,059,249
06/01/2029	5.000%	1,000,000	1,059,249
Hartnell Community College District(f)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,614,750
Lakeside Union School District/Kern County(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election
Series 2009 Escrowed to Maturity (AGM)
09/01/2027	0.000%	5,000	4,498
Los Angeles County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Capital Projects - District #14
Subordinated Series 2015
10/01/2033	5.000%	4,000,000	4,106,487
Mount Diablo Unified School District(h)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2010A (AGM)
08/01/2035	5.750%	2,125,000	2,188,096
M-S-R Energy Authority
Revenue Bonds
Series 2009A
11/01/2039	6.500%	4,940,000	6,161,321
Norman Y Mineta San Jose International Airport SJC
Refunding Revenue Bonds
Series 2017B
03/01/2042	5.000%	1,665,000	1,719,755
Norman Y. Mineta San Jose International Airport(b)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	1,000,000	1,013,386
Pasadena Public Financing Authority(f)
Revenue Bonds
Capital Appreciation - Rose Bowl
Series 2010A
03/01/2029	0.000%	2,000,000	1,691,587
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	1,980,000	2,061,464
Rancho Santiago Community College District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	21,883,758
Sacramento Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2015A (BAM)
12/01/2027	5.000%	235,000	241,172
12/01/2028	5.000%	425,000	436,389
12/01/2030	5.000%	1,000,000	1,026,711
12/01/2031	5.000%	2,000,000	2,050,573
San Francisco City & County Airport Commission - San Francisco International Airport(b)
Revenue Bonds
Series 2019E
05/01/2045	5.000%	13,500,000	13,818,888
San Joaquin Hills Transportation Corridor Agency(f)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	22,405,000	21,858,172
San Jose Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (NPFGC)
08/01/2027	0.000%	1,495,000	1,342,447
State of California
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	2,500,000	2,530,133
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,019,699
09/01/2033	5.000%	1,250,000	1,273,413
Vallejo City Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2025	5.900%	190,000	190,084
Total			172,376,468
Colorado 3.2%
Arkansas River Power Authority
Refunding Revenue Bonds
Series 2018A
10/01/2038	5.000%	2,250,000	2,291,512
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City & County of Denver
Revenue Bonds
Series 2018A-1
08/01/2041	5.000%	8,000,000	8,150,884
City & County of Denver Airport System(b)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	5,010,000	5,214,141
Series 2022D
11/15/2039	5.750%	2,250,000	2,565,626
Subordinated Series 2023B
11/15/2040	5.500%	1,250,000	1,395,356
11/15/2041	5.500%	1,000,000	1,111,336
System
Subordinated Series 2018A
12/01/2048	5.000%	3,000,000	3,032,834
Colorado Health Facilities Authority
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,103,427
06/01/2047	5.000%	1,000,000	1,051,713
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	2,000,000	1,877,091
08/01/2049	4.000%	2,265,000	2,057,037
Covenant Retirement Communities
Series 2015
12/01/2026	5.000%	1,860,000	1,865,649
12/01/2028	5.000%	1,000,000	1,003,512
12/01/2030	5.000%	1,400,000	1,405,396
Revenue Bonds
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	942,679
09/01/2050	4.000%	1,500,000	1,375,928
Denver City & County School District No. 1
Unlimited General Obligation Bonds
Series 2021
12/01/2039	5.000%	5,000,000	5,425,219
E-470 Public Highway Authority(g)
Refunding Revenue Bonds
Series 2021B (Mandatory Put 09/01/24)
0.7 x SOFR + 0.350% 09/01/2039	3.914%	2,000,000	1,996,874
Park Creek Metropolitan District
Refunding Revenue Bonds
Senior Limited Property Tax
Series 2015
12/01/2030	5.000%	1,895,000	1,925,589
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,521,683
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	2,962,038
Total			51,275,524
Connecticut 1.3%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2018S
07/01/2029	5.000%	1,000,000	1,058,825
State of Connecticut
Revenue Bonds
Special Tax Obligation
Series 2020
05/01/2040	5.000%	2,130,000	2,284,906
Unlimited General Obligation Bonds
Series 2016A
03/15/2027	5.000%	2,155,000	2,217,147
Series 2017A
04/15/2034	5.000%	3,000,000	3,141,946
Series 2019A
04/15/2036	5.000%	2,200,000	2,374,559
Social Bonds
Series 2022F
11/15/2038	5.000%	2,000,000	2,227,045
University of Connecticut
Revenue Bonds
Series 2016A
03/15/2032	5.000%	2,000,000	2,048,918
Series 2017A
01/15/2033	5.000%	4,000,000	4,159,083
Series 2019A
11/01/2036	5.000%	1,485,000	1,583,174
Total			21,095,603
Delaware 0.4%
City of Wilmington
Unlimited General Obligation Bonds
Series 2013A
10/01/2025	5.000%	3,715,000	3,717,368
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delaware River & Bay Authority
Refunding Revenue Bonds
Series 2024B
01/01/2041	5.000%	735,000	805,402
01/01/2042	5.000%	1,280,000	1,397,332
Total			5,920,102
District of Columbia 3.5%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,064,406
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	4,815,000	4,872,831
06/01/2046	5.000%	1,385,000	1,367,076
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	3,480,000	3,138,349
Unlimited General Obligation Bonds
Series 2023A
01/01/2039	5.000%	1,000,000	1,118,076
District of Columbia Income Tax
Revenue Bonds
Series 2023A
05/01/2041	5.000%	4,000,000	4,421,056
Metropolitan Washington Airports Authority(b)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2037	5.000%	5,000,000	5,259,520
Series 2023A
10/01/2039	5.250%	1,400,000	1,535,538
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	3,000,000	2,730,951
Metropolitan Washington Airports Authority Dulles Toll Road(f)
Revenue Bonds
Capital Appreciation - 2nd Senior Lien
Series 2009B (AGM)
10/01/2024	0.000%	15,000,000	14,750,611
10/01/2025	0.000%	7,500,000	7,103,996
10/01/2026	0.000%	5,000,000	4,566,454
Washington Convention & Sports Authority
Refunding Revenue Bonds
Series 2018A
10/01/2030	5.000%	1,500,000	1,584,488
Total			55,513,352
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida 5.3%
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	4,000,000	3,832,291
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	1,750,000	1,678,351
Series 2018A
11/15/2043	5.000%	1,085,000	1,074,303
City of Lakeland Department of Electric Utilities
Refunding Revenue Bonds
Series 2010 (AGM)
10/01/2028	5.250%	1,250,000	1,364,189
City of Orlando Tourist Development Tax
Refunding Revenue Bonds
Senior Lien - Tourist Development
Series 2017 (AGM)
11/01/2035	5.000%	2,270,000	2,354,185
City of Tampa(f)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2034	0.000%	650,000	418,251
County of Broward Airport System(b)
Revenue Bonds
Series 2015A
10/01/2026	5.000%	750,000	758,588
10/01/2031	5.000%	1,000,000	1,016,077
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2014B
10/01/2025	5.000%	800,000	803,982
10/01/2032	5.000%	6,620,000	6,642,534
County of Miami-Dade Aviation(b)
Revenue Bonds
Series 2019A
10/01/2044	4.000%	1,000,000	932,015
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/2033	5.000%	1,215,000	1,219,257
County of Miami-Dade Seaport Department(b)
Refunding Revenue Bonds
Series 2023A
10/01/2039	5.000%	3,000,000	3,151,501
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Water & Sewer System
Revenue Bonds
Series 2017A
10/01/2033	5.000%	2,000,000	2,028,789
County of Osceola Transportation(f)
Refunding Revenue Bonds
Series 2020A-2
10/01/2034	0.000%	1,850,000	1,149,541
Series 2020A-2 (AGM)
10/01/2030	0.000%	1,200,000	900,316
Emerald Coast Utilities Authority
Refunding Revenue Bonds
Utility System
Series 2015 (BAM)
01/01/2032	5.000%	1,445,000	1,455,311
Halifax Hospital Medical Center
Refunding Revenue Bonds
Series 2016
06/01/2026	5.000%	1,525,000	1,557,869
06/01/2027	5.000%	1,295,000	1,321,704
Hillsborough County Aviation Authority
Prerefunded 10/01/24 Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/2031	5.000%	1,600,000	1,607,562
10/01/2032	5.000%	2,300,000	2,310,870
Miami-Dade County Educational Facilities Authority
Refunding Revenue Bonds
University of Miami
Series 2015A
04/01/2031	5.000%	2,000,000	2,018,910
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,173,084
Monroe County School District
Refunding Certificate of Participation
Series 2018A
06/01/2034	5.000%	1,000,000	1,048,790
Orange County School Board
Refunding Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	5,125,634
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	2,550,000	2,484,721
05/15/2037	5.000%	2,500,000	2,414,020
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2026	5.000%	4,620,000	4,696,796
08/01/2027	5.000%	2,500,000	2,540,944
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2029	5.000%	505,000	510,351
01/01/2039	5.000%	300,000	291,478
01/01/2049	5.000%	1,000,000	906,594
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village of Isle Project
Series 2016
01/01/2030	5.000%	750,000	753,846
01/01/2031	5.000%	935,000	938,636
01/01/2032	5.000%	1,100,000	1,102,915
Sarasota County Public Hospital District
Revenue Bonds
Memorial Hospital District
Series 2018
07/01/2041	5.000%	5,000,000	5,101,765
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,525,368
Southeast Overtown Park West Community Redevelopment Agency(a)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	2,926,869
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2041	4.000%	500,000	399,103
12/15/2046	4.000%	500,000	372,555
12/15/2050	4.000%	500,000	357,985
Sterling Hill Community Development District(i)
Special Assessment Bonds
Series 2003B
11/01/2010	0.000%	137,787	64,760
Volusia County Educational Facility Authority
Refunding Revenue Bonds
Embry Riddle Aeronautical University
Series 2020
10/15/2044	5.000%	5,850,000	6,066,294
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,524,782
Total			83,923,686
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 2.1%
City of Atlanta Water & Wastewater
Revenue Bonds
Series 2018B
11/01/2043	5.000%	3,000,000	3,106,707
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	3,664,553
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	5.000%	315,000	293,058
03/01/2037	5.000%	2,500,000	1,967,143
03/01/2052	5.125%	2,925,000	1,949,488
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	2,000,000	2,057,201
Northeast Georgia Health Systems, Inc.
Series 2017
02/15/2036	5.000%	1,500,000	1,548,985
02/15/2042	5.000%	3,000,000	3,048,006
Series 2020
02/15/2040	4.000%	7,000,000	6,777,453
Georgia State Road & Tollway Authority(a),(f)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2034	0.000%	3,750,000	2,020,316
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	210,000	209,264
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2030	5.000%	2,750,000	2,859,109
05/15/2031	5.000%	4,000,000	4,159,387
Total			33,660,670
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Guam 0.1%
Territory of Guam(j)
Refunding Revenue Bonds
Section 30
Series 2016A
12/01/2032	5.000%	1,310,000	1,335,797
12/01/2033	5.000%	1,000,000	1,019,038
Total			2,354,835
Idaho 0.1%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2031	3.800%	2,100,000	1,768,421
Illinois 16.0%
Chicago Board of Education
Revenue Bonds
Series 2017
04/01/2046	6.000%	1,500,000	1,559,902
Series 2018
04/01/2042	5.000%	1,500,000	1,521,906
04/01/2046	5.000%	1,250,000	1,259,770
Chicago Housing Authority
Revenue Bonds
Series 2018A (HUD)
01/01/2037	5.000%	2,500,000	2,599,236
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,044,817
Refunding Revenue Bonds
General Senior Lien
Series 2017B
01/01/2038	5.000%	2,290,000	2,357,471
Chicago O’Hare International Airport(b)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	1,200,000	1,254,094
Series 2018A
01/01/2038	5.000%	4,250,000	4,419,050
01/01/2039	5.000%	1,250,000	1,293,530
Series 2022
01/01/2038	5.000%	1,000,000	1,065,797
01/01/2039	5.000%	1,215,000	1,285,466
01/01/2040	5.000%	1,770,000	1,859,541
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015A
01/01/2026	5.000%	1,500,000	1,502,664
01/01/2031	5.000%	1,000,000	1,004,621
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,000,000	1,009,478
Limited General Obligation Refunding Bonds
Series 2016B
01/01/2031	5.000%	1,790,000	1,823,125
Chicago Transit Authority
Revenue Bonds
Second Lien
Series 2017
12/01/2046	5.000%	3,000,000	3,034,238
Chicago Transit Authority Sales Tax Receipts Fund
Refunding Revenue Bonds
Second Lien
Junior Subordinated Series 2020A
12/01/2050	4.000%	3,000,000	2,673,468
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	10,000,000	10,415,230
Series 2019A
01/01/2040	5.000%	6,500,000	6,684,030
01/01/2044	5.000%	11,750,000	11,971,913
Unlimited General Obligation Refunding Bonds
Series 2020A
01/01/2028	5.000%	6,000,000	6,264,674
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Junior Subordinated Series 2017B
01/01/2032	5.000%	2,000,000	2,060,151
01/01/2035	5.000%	3,310,000	3,407,522
Series 2015C
01/01/2031	5.000%	3,715,000	3,740,898
01/01/2039	5.000%	500,000	500,731
Series 2017B
01/01/2033	5.000%	2,500,000	2,574,720
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2025	5.000%	2,000,000	2,041,595
11/01/2027	5.000%	3,750,000	3,878,100
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
2nd Lien
Junior Subordinated Series 2016A-1
11/01/2027	5.000%	1,000,000	1,034,644
11/01/2029	5.000%	1,000,000	1,031,782
Series 2016A-1
11/01/2028	5.000%	1,000,000	1,031,066
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015
03/01/2028	5.000%	1,000,000	1,009,165
03/01/2029	5.000%	1,000,000	1,009,084
Cook County Community Consolidated School District No. 65 Evanston(f)
Unlimited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	0.000%	300,000	255,360
12/01/2029	0.000%	400,000	309,444
12/01/2030	0.000%	1,130,000	833,133
12/01/2031	0.000%	1,500,000	1,049,660
Cook County School District No. 144 Prairie Hills(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2011C (AGM)
12/01/2028	0.000%	2,830,000	2,351,041
12/01/2029	0.000%	2,580,000	2,058,625
Cook County School District No. 83 Mannheim
Unlimited General Obligation Bonds
School
Series 2013
06/01/2033	5.625%	2,980,000	3,382,382
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2016A
11/15/2028	5.000%	3,150,000	3,248,380
11/15/2031	5.000%	2,750,000	2,839,254
County of Cook Sales Tax
Refunding Revenue Bonds
Series 2018
11/15/2035	5.250%	1,520,000	1,596,907
11/15/2036	5.250%	3,000,000	3,144,727
Illinois Finance Authority
Improvement Refunding Bonds
Chicago International
Series 2017
12/01/2037	5.000%	1,000,000	1,003,744
12/01/2047	5.000%	1,000,000	935,108
Prerefunded 01/01/27 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2017
01/01/2036	5.000%	2,000,000	2,083,902
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 01/01/28 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2018
01/01/2044	5.000%	5,000,000	5,317,886
Prerefunded 05/15/25 Revenue Bonds
Plymouth Place
Series 2015
05/15/2030	5.000%	1,000,000	1,011,649
Refunding Revenue Bonds
OSF Healthcare System
Series 2015A
11/15/2026	5.000%	1,000,000	1,015,215
11/15/2027	5.000%	500,000	508,324
Plymouth Place
Series 2015 Escrowed to Maturity
05/15/2025	5.000%	430,000	432,499
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	10,088,048
Series 2018A
05/15/2043	5.000%	5,000,000	5,049,519
Revenue Bonds
University of Illinois at Urbana-Champaign Project
Series 2019
10/01/2049	5.000%	1,250,000	1,258,526
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	12,209,093
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series 2016A
12/01/2032	5.000%	7,790,000	7,932,276
Series 2019A
01/01/2031	5.000%	500,000	541,291
Revenue Bonds
Series 2014C
01/01/2032	5.000%	9,600,000	9,701,858
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,043,667
Kane McHenry Cook & De Kalb Counties Unit School District No. 300
Unlimited General Obligation Refunding Bonds
Series 2015
01/01/2026	5.000%	4,000,000	4,023,281
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/26 Revenue Bonds
Series 2017
06/01/2027	5.000%	4,185,000	4,306,540
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax Securitization Corp.
Refunding Revenue Bonds
Sales Tax Securitization
Series 2017
01/01/2029	5.000%	1,000,000	1,056,546
01/01/2030	5.000%	1,450,000	1,528,970
Senior Lien
Series 2020A
01/01/2030	5.000%	2,000,000	2,188,857
Series 2018A
01/01/2031	5.000%	2,000,000	2,108,708
Series 2018C
01/01/2043	5.250%	5,000,000	5,221,690
South Suburban College Community School District No. 510(f)
Limited General Obligation Bonds
Capital Appreciation - Limited Tax
Series 2009 (AGM)
12/01/2025	0.000%	1,000,000	932,768
Southwestern Illinois Development Authority
Revenue Bonds
Local Government - Southwestern Illinois Flood Prevention District Council Project
Subordinated Series 2016
10/15/2029	5.000%	1,780,000	1,813,301
10/15/2032	5.000%	1,335,000	1,359,407
State of Illinois
Revenue Bonds
Junior Obligations
Series 2018B
06/15/2034	5.000%	5,000,000	5,255,508
Unlimited General Obligation Bonds
Series 2016
06/01/2026	5.000%	5,000,000	5,126,792
11/01/2030	5.000%	1,000,000	1,030,431
Series 2019B
11/01/2034	4.000%	5,000,000	4,998,467
Series 2020
05/01/2039	5.500%	4,000,000	4,321,236
05/01/2045	5.750%	2,000,000	2,149,763
Series 2020C
05/01/2030	5.500%	1,500,000	1,597,260
Series 2021A
03/01/2039	4.000%	3,200,000	3,096,663
Series 2023B
05/01/2040	5.250%	1,690,000	1,825,197
Unlimited General Obligation Refunding Bonds
Series 2016
02/01/2026	5.000%	7,000,000	7,141,499
Series 2018A
10/01/2029	5.000%	2,400,000	2,543,098
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018B
10/01/2027	5.000%	2,300,000	2,400,188
10/01/2029	5.000%	5,000,000	5,298,120
State of Illinois Sales Tax
Revenue Bonds
Junior Obligation
Series 2024C
06/15/2041	5.000%	5,000,000	5,439,744
Total			254,189,031
Indiana 0.7%
City of Indianapolis Thermal Energy System
Refunding Revenue Bonds
1st Lien
Series 2014A
10/01/2032	5.000%	1,400,000	1,407,723
City of Rockport
Refunding Revenue Bonds
Power Company Project
Series 2018A
06/01/2025	3.050%	2,100,000	2,071,252
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,500,000	2,516,434
Series 2018
11/15/2038	5.000%	2,000,000	2,029,111
Ohio Valley Electric Corp. Project
Series 2020
11/01/2030	3.000%	2,000,000	1,831,885
11/01/2030	3.000%	1,000,000	915,942
Total			10,772,347
Iowa 0.6%
Iowa Finance Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2016
05/15/2036	5.000%	4,065,000	3,943,344
Series 2018A
05/15/2043	5.000%	1,000,000	909,567
Northcrest, Inc. Project
Series 2018A
03/01/2048	5.000%	1,250,000	1,068,566
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	3,000,000	3,055,120
Total			8,976,597
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 1.8%
Kentucky Economic Development Finance Authority
Revenue Bonds
Baptist Healthcare Systems
Series 2017B
08/15/2041	5.000%	3,500,000	3,553,305
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,041,343
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	5,000,000	5,284,350
Kentucky Public Energy Authority(g)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x SOFR + 1.234% 12/01/2049	4.798%	7,000,000	6,993,506
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc.
Series 2016
10/01/2030	5.000%	1,300,000	1,331,098
10/01/2031	5.000%	3,500,000	3,580,490
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/2027	5.000%	2,000,000	2,062,935
10/01/2028	5.000%	1,850,000	1,907,782
Total			28,754,809
Louisiana 0.4%
City of Bossier City Utilities
Prerefunded 10/01/24 Revenue Bonds
Series 2014
10/01/2031	5.000%	1,160,000	1,165,720
City of Shreveport Water & Sewer
Refunding Revenue Bonds
Series 2014A (BAM)
12/01/2025	4.000%	2,210,000	2,214,918
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,500,000	2,538,992
Total			5,919,630
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maine 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Main Health Services
Series 2018A
07/01/2043	5.000%	3,500,000	3,600,280
Maryland 1.4%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	3,500,000	3,858,880
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2030	3.250%	500,000	459,943
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,315,154
Maryland State Transportation Authority
Refunding Revenue Bonds
Transportation Facilities Projects
Series 2024
07/01/2041	5.000%	5,000,000	5,564,713
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	10,386,534
Total			21,585,224
Massachusetts 3.8%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan of 2023
Series 2023
05/01/2040	5.000%	870,000	969,226
Series 2018A
01/01/2035	5.000%	10,000,000	10,672,528
Series 2019A
01/01/2037	5.000%	850,000	912,240
01/01/2039	5.000%	3,960,000	4,208,070
Limited General Obligation Refunding Bonds
Series 2023C
08/01/2040	5.000%	5,000,000	5,583,432
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Bay Transportation Authority(f)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	2,860,706
Massachusetts Bay Transportation Authority Sales Tax
Revenue Bonds
Sustainability Bonds
Subordinated Series 2017
07/01/2046	5.000%	4,465,000	4,568,375
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,032,244
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,400,000	1,400,866
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,519,977
08/15/2032	5.000%	4,120,000	4,169,779
08/15/2033	5.000%	3,000,000	3,036,064
Simmons University
Series 2018L
10/01/2034	5.000%	2,390,000	2,462,723
10/01/2035	5.000%	2,000,000	2,054,753
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,326,892
10/01/2036	5.000%	4,600,000	4,659,247
Massachusetts Development Finance Agency(a)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	1,964,880
10/01/2037	5.000%	500,000	507,969
10/01/2047	5.000%	500,000	497,928
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	1,011,705
Massachusetts Port Authority(b)
Refunding Revenue Bonds
Series 2019A
07/01/2040	5.000%	4,000,000	4,133,695
Total			60,553,299
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 2.9%
Fraser Public School District
Unlimited General Obligation Refunding Bonds
Series 2015
05/01/2025	5.000%	1,700,000	1,724,538
Great Lakes Water Authority Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2018B
07/01/2029	5.000%	3,600,000	3,944,480
Marshall Public Schools
Unlimited General Obligation Refunding Bonds
Marshall Public School District
Series 2015
11/01/2028	4.000%	1,380,000	1,390,392
11/01/2029	4.000%	940,000	947,168
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2041	5.000%	1,000,000	1,020,788
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2029	5.000%	950,000	961,983
07/01/2032	5.000%	1,500,000	1,514,997
07/01/2034	5.000%	500,000	504,962
Series 2014H-1
10/01/2026	5.000%	3,300,000	3,314,947
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2026	5.000%	175,000	176,776
07/01/2027	5.000%	600,000	606,022
07/01/2033	5.000%	5,000,000	5,049,617
Multimodal-McLaren Health Care
Series 2019
02/15/2044	4.000%	4,000,000	3,767,520
Michigan State Housing Development Authority
Revenue Bonds
Series 2024A
12/01/2039	4.100%	4,025,000	3,979,575
Michigan State University
Refunding Revenue Bonds
Series 2023A
08/15/2040	5.000%	5,550,000	6,157,225
Michigan Strategic Fund(b)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	3,400,000	3,412,104
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wayne County Airport Authority(b)
Refunding Revenue Bonds
Series 2015F
12/01/2026	5.000%	3,000,000	3,040,962
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	3,419,380
Series 2015D
12/01/2030	5.000%	1,250,000	1,273,955
Total			46,207,391
Minnesota 1.1%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	2,788,747
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	5.000%	1,000,000	1,018,211
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2036	4.000%	3,000,000	2,597,285
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,088,065
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	6,477,519
Watertown-Mayer Independent School District No. 111(f)
Unlimited General Obligation Bonds
Series 2020A
02/01/2030	0.000%	2,475,000	1,952,438
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	987,838
Total			16,910,103
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi 0.7%
Mississippi Business Finance Corp.
Refunding Revenue Bonds
Pollution Control Project
Series 2019
09/01/2028	3.200%	2,000,000	1,959,007
Mississippi Hospital Equipment & Facilities Authority
Refunding Revenue Bonds
Forrest County General Hospital Project
Series 2019
01/01/2039	4.000%	1,500,000	1,440,421
01/01/2040	4.000%	1,100,000	1,043,839
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	3,548,239
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2036	5.000%	3,395,000	3,494,355
Total			11,485,861
Missouri 1.4%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,916,830
02/15/2049	4.000%	2,500,000	2,337,112
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	6,276,340
St. Luke’s Health Systems, Inc.
Series 2016
11/15/2034	5.000%	3,000,000	3,079,581
Kansas City Industrial Development Authority(b)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2046	5.000%	2,000,000	2,025,703
Lee’s Summit Industrial Development Authority
Revenue Bonds
John Knox Village Project
Series 2016A
08/15/2036	5.000%	1,100,000	1,084,046
08/15/2051	5.000%	2,405,000	2,021,736
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,021,575
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Friendship Village St. Louis
Series 2017
09/01/2048	5.000%	1,000,000	928,241
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	425,000	424,727
Total			22,115,891
Nebraska 1.3%
Nebraska Public Power District
General Refunding Revenue Bonds
Series 2016B
01/01/2037	5.000%	7,435,000	7,528,086
Omaha Public Power District
Revenue Bonds
Series 2023A
02/01/2038	5.000%	1,200,000	1,339,358
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2027	5.000%	11,865,000	11,932,686
Total			20,800,130
Nevada 0.8%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,027,574
09/01/2033	5.000%	1,000,000	1,025,873
County of Clark
Revenue Bonds
Series 2023
07/01/2039	5.000%	5,000,000	5,517,279
County of Clark Department of Aviation
Refunding Revenue Bonds
Subordinated Series 2017A-2
07/01/2040	5.000%	4,000,000	4,146,494
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	365,000	361,333
Total			12,078,553
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 3.5%
New Jersey Economic Development Authority
Prerefunded 12/15/26 Revenue Bonds
Series 2016BBB
06/15/2030	5.500%	2,500,000	2,645,648
Revenue Bonds
Transportation Project
Series 2020
11/01/2036	5.000%	5,000,000	5,356,610
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	1,000,000	1,025,578
06/15/2031	5.000%	1,000,000	1,025,262
Transportation System
Series 2018A
12/15/2034	5.000%	1,500,000	1,597,921
Series 2019
12/15/2033	5.000%	3,000,000	3,254,734
Revenue Bonds
Series 2019BB
06/15/2036	4.000%	1,000,000	1,003,856
06/15/2044	4.000%	2,500,000	2,382,997
06/15/2050	4.000%	3,500,000	3,242,568
Series 2020AA
06/15/2038	4.000%	1,000,000	999,907
Transportation Program
Series 2019
06/15/2037	5.000%	4,465,000	4,701,731
Transportation System
Series 2014D
06/15/2032	5.000%	5,000,000	5,028,406
New Jersey Transportation Trust Fund Authority(f)
Revenue Bonds
Capital Appreciation - Transportation System
Series 2006C
12/15/2024	0.000%	440,000	429,712
Capital Appreciation Transportation System
Series 2006C (AGM)
12/15/2032	0.000%	5,000,000	3,649,632
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,596,043
Series 2017G
01/01/2035	5.000%	6,000,000	6,363,787
Revenue Bonds
Series 2015E
01/01/2031	5.000%	500,000	504,984
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2031	5.000%	2,750,000	2,905,517
06/01/2032	5.000%	2,000,000	2,112,468
06/01/2033	5.000%	1,500,000	1,583,072
06/01/2034	5.000%	2,000,000	2,107,698
06/01/2046	5.250%	2,440,000	2,525,819
Total			56,043,950
New Mexico 0.2%
City of Santa Fe
Revenue Bonds
El Castillo Retirement Project
Series 2019
05/15/2044	5.000%	1,350,000	1,240,966
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	1,775,000	1,824,179
Total			3,065,145
New York 7.3%
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Charter School For Applied Technologies Project
Series 2017
06/01/2035	5.000%	1,000,000	1,020,537
Revenue Bonds
Tapestry-Charter School Project
Series 2017
08/01/2037	5.000%	1,300,000	1,289,556
08/01/2047	5.000%	1,000,000	935,878
City of New York
Unlimited General Obligation Bonds
Series 2018E-1
03/01/2034	5.250%	3,000,000	3,213,807
03/01/2035	5.250%	2,500,000	2,677,806
03/01/2037	5.000%	1,120,000	1,181,946
Subordinated Series 2023E-1
04/01/2043	5.250%	6,000,000	6,636,883
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,225,147
Long Island Power Authority
Revenue Bonds
Green Bonds
Series 2023E
09/01/2037	5.000%	900,000	1,019,507
09/01/2038	5.000%	1,500,000	1,682,802
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority
Refunding Revenue Bonds
Green Bonds
Series 2017C-1
11/15/2034	5.000%	1,815,000	1,916,189
Revenue Bonds
Series 2016C-1
11/15/2036	5.000%	2,325,000	2,395,451
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2015C
11/01/2026	5.000%	1,000,000	1,013,398
Revenue Bonds
Future Tax Secured
Subordinated Series 2016B-1
08/01/2034	5.000%	4,000,000	4,121,158
Subordinated Series 2017F-1
05/01/2038	5.000%	4,000,000	4,159,995
Subordinated Series 2018
08/01/2036	5.000%	5,555,000	5,860,392
Subordinated Series 2024F-1
02/01/2037	5.000%	5,000,000	5,738,299
New York Power Authority
Revenue Bonds
Green Transmission Project
Series 2023A (AGM)
11/15/2039	5.250%	400,000	463,444
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,521,265
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	9,940,045
Series 2018A
03/15/2037	5.250%	1,695,000	1,822,800
Revenue Bonds
Series 2024A
03/15/2041	5.000%	5,000,000	5,538,223
New York State Thruway Authority
Refunding Revenue Bonds
Series 2024P
01/01/2038	5.000%	2,200,000	2,482,675
01/01/2041	5.000%	1,000,000	1,104,300
New York State Urban Development Corp.
Revenue Bonds
Series 2023A
03/15/2035	5.000%	5,000,000	5,838,650
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Transportation Development Corp.(b)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	6,000,000	6,337,276
10/01/2045	4.375%	1,500,000	1,447,998
LaGuardia Airport Terminal C&D
Series 2023
04/01/2035	6.000%	2,500,000	2,832,617
Sustainable Bonds - John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2039	5.500%	1,000,000	1,097,158
06/30/2040	5.500%	1,150,000	1,254,989
Port Authority of New York & New Jersey(b)
Refunding Revenue Bonds
Consolidated Bonds
Series 2022
08/01/2039	5.000%	2,000,000	2,133,657
Series 2023-238
07/15/2038	5.000%	4,300,000	4,629,205
Series 2023-242
12/01/2038	5.000%	1,400,000	1,507,457
State of New York
Unlimited General Obligation Bonds
Series 2023B
03/15/2039	5.000%	2,155,000	2,434,934
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2040	5.250%	1,000,000	1,134,829
MTA Bridges and Tunnels
Series 2023
11/15/2038	5.000%	1,000,000	1,120,032
Revenue Bonds
Series 2024A-1
05/15/2039	5.000%	1,500,000	1,697,389
05/15/2040	5.000%	1,750,000	1,964,341
05/15/2041	5.000%	2,500,000	2,790,730
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2040	5.000%	875,000	973,103
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2036	5.000%	1,000,000	1,030,899
06/01/2041	5.000%	1,000,000	1,016,497
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westchester County Local Development Corp.
Revenue Bonds
New York Blood Center Project
Series 2024
07/01/2035	5.000%	1,500,000	1,645,682
Total			115,848,946
North Carolina 1.3%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,304,440
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,003,170
Sharon Towers
Series 2019A
07/01/2029	4.000%	1,970,000	1,865,735
Revenue Bonds
Presbyterian Homes
Series 2020
10/01/2045	4.000%	660,000	585,760
10/01/2045	5.000%	1,500,000	1,532,940
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,045,168
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	1,500,000	1,523,397
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	5,000,000	5,082,984
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,215,685
04/01/2036	4.000%	1,000,000	1,011,290
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,056,362
Total			20,226,931
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 0.6%
County of Franklin
Revenue Bonds
OPRS Communities
Series 2016C
07/01/2029	5.000%	2,000,000	1,997,164
County of Miami
Improvement Refunding Bonds
Kettering Health Network
Series 2019
08/01/2045	5.000%	2,220,000	2,253,100
State of Ohio
Unlimited General Obligation Bonds
Series 2022A
03/01/2037	5.000%	1,000,000	1,128,853
03/01/2038	5.000%	1,500,000	1,677,883
03/01/2039	5.000%	2,000,000	2,226,401
Total			9,283,401
Oklahoma 0.4%
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2027	5.000%	2,000,000	2,004,822
Oklahoma County Finance Authority
Revenue Bonds
Midwest City-Del City Public Schools Project
Series 2024 (BAM)
10/01/2038	5.000%	1,000,000	1,108,455
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	2,750,000	2,760,487
11/15/2045	5.250%	250,000	244,321
Total			6,118,085
Oregon 0.8%
Hospital Facilities Authority of Multnomah County
Prerefunded 10/01/24 Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	1,000,000	1,004,001
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(f)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	4,866,269
Oregon State Lottery(e)
Revenue Bonds
Series 2024A
04/01/2041	5.000%	1,350,000	1,499,267
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Oregon Department of Transportation
Revenue Bonds
Series 2022A
11/15/2038	5.000%	2,000,000	2,240,857
11/15/2039	5.000%	2,145,000	2,397,437
Total			12,007,831
Pennsylvania 3.6%
Berks County Industrial Development Authority
Prerefunded 05/15/25 Revenue Bonds
Highlands at Wyomissing
Series 2018
05/15/2043	5.000%	350,000	361,169
Refunding Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2032	5.000%	1,050,000	1,064,427
05/15/2047	5.000%	1,630,000	1,542,551
Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2042	5.000%	1,655,000	1,610,865
Bucks County Industrial Development Authority
Refunding Revenue Bonds
Pennswood Village Project
Series 2018
10/01/2037	5.000%	1,250,000	1,262,828
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,584,368
06/01/2032	5.000%	1,000,000	1,058,066
06/01/2033	5.000%	1,250,000	1,321,679
06/01/2034	5.000%	1,000,000	1,056,675
06/01/2035	5.000%	1,000,000	1,054,989
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2027	5.000%	750,000	755,240
01/01/2028	5.000%	1,175,000	1,183,209
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2027	5.000%	1,440,000	1,445,038
01/01/2028	5.000%	2,170,000	2,178,015
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,361,535
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delaware River Port Authority
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,147,339
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	5.000%	2,500,000	2,559,541
Lancaster County Hospital Authority
Revenue Bonds
Moravian Manors, Inc. Project
Series 2019A
06/15/2044	5.000%	1,000,000	873,434
Montgomery County Higher Education and Health Authority
Refunding Revenue Bonds
Thomas Jefferson University Project
Series 2019
09/01/2044	4.000%	1,000,000	930,323
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Acts Retirement - Life Communities
Series 2016
11/15/2036	5.000%	4,315,000	4,422,205
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,000,000	998,932
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	3,895,993
Pennsylvania Economic Development Financing Authority(b)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2039	5.500%	5,690,000	6,278,740
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017-3
12/01/2037	4.000%	2,975,000	3,006,372
Revenue Bonds
Series 2017A-1
12/01/2037	5.000%	1,250,000	1,308,241
Series 2018A-2
12/01/2036	5.000%	2,500,000	2,676,438
Subordinated Series 2017A
12/01/2042	5.500%	3,000,000	3,092,283
Subordinated Series 2017B-1
06/01/2042	5.000%	5,450,000	5,590,802
Total			57,621,297
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island 0.1%
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,325,875
South Carolina 2.4%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	3,610,000	3,630,996
11/01/2032	5.000%	5,000,000	5,027,554
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	590,000	598,078
Refunding Revenue Bonds
Episcopal Home Still Hopes
Series 2018
04/01/2038	5.000%	2,000,000	1,832,440
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	7,000,000	7,267,727
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	3,500,000	3,398,940
Wofford College Project
Series 2019
04/01/2038	5.000%	930,000	967,310
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	260,000	255,893
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/2026	5.000%	7,000,000	7,055,713
Series 2016A
12/01/2030	5.000%	4,000,000	4,090,485
Series 2016B
12/01/2032	5.000%	3,265,000	3,355,040
Total			37,480,176
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Dakota 0.3%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	1,781,762
09/01/2030	5.000%	2,250,000	2,356,024
Total			4,137,786
Tennessee 0.9%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,008,686
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
Covenant Health Services
Series 2016A
01/01/2042	5.000%	5,815,000	5,892,087
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2031	5.000%	1,000,000	1,028,409
Metropolitan Government of Nashville & Davidson County Electric
Revenue Bonds
Series 2024A
05/15/2041	5.000%	2,000,000	2,227,236
05/15/2042	5.000%	2,250,000	2,490,955
Metropolitan Nashville Airport Authority (The)(b)
Revenue Bonds
Subordinated Series 2019B
07/01/2044	5.000%	2,000,000	2,057,208
Total			14,704,581
Texas 8.6%
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2039	5.000%	2,000,000	2,223,906
08/01/2040	5.000%	3,000,000	3,309,145
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2018
07/15/2033	5.000%	1,000,000	958,611
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Bexar County Hospital District
Limited General Obligation Refunding Bonds
Series 2019
02/15/2034	5.000%	1,000,000	1,057,346
02/15/2038	5.000%	1,250,000	1,304,310
Central Texas Regional Mobility Authority
Prerefunded 07/01/25 Revenue Bonds
Senior Lien
Series 2015A
01/01/2030	5.000%	1,550,000	1,576,050
Central Texas Regional Mobility Authority(f)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	1,000,000	968,770
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2034	5.000%	5,000,000	5,012,356
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,031,569
City of Austin Electric Utility
Refunding Revenue Bonds
Series 2023
11/15/2040	5.000%	5,000,000	5,531,076
City of Beaumont Waterworks & Sewer System
Prerefunded 09/01/25 Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2030	5.000%	1,000,000	1,018,167
Refunding Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2026	5.000%	1,000,000	1,015,774
09/01/2027	5.000%	600,000	610,417
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	1,795,951
City of Houston Airport System
Refunding Revenue Bonds
Subordinated Series 2018B
07/01/2030	5.000%	1,375,000	1,475,165
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	2,664,074
City of Houston Airport System(b)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2040	5.250%	3,780,000	4,133,351
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Combined Utility System
Refunding Revenue Bonds
1st Lien
Series 2016B
11/15/2034	5.000%	10,000,000	10,354,793
City of Houston Combined Utility System(e)
Refunding Revenue Bonds
First Lien
Subordinated Series 2024A
11/15/2037	5.000%	2,000,000	2,263,997
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	11,739,105
Crane County Water District
Prerefunded 02/15/25 Unlimited General Obligation Bonds
Series 2015
02/15/2030	5.000%	1,000,000	1,008,137
Grand Parkway Transportation Corp.(h)
Revenue Bonds
Convertible
Subordinated Series 2013
10/01/2030	5.050%	1,000,000	1,078,002
Houston Higher Education Finance Corp.
Revenue Bonds
Rice University Project
Series 2024
05/15/2034	5.000%	10,000,000	11,697,391
Lancaster Independent School District
Unlimited General Obligation Refunding Bonds
Series 2015 (BAM)
02/15/2029	4.000%	3,000,000	3,013,388
Lower Colorado River Authority
Refunding Revenue Bonds
Series 2015D
05/15/2026	5.000%	695,000	702,066
05/15/2027	5.000%	1,355,000	1,370,050
New Hope Cultural Education Facilities Finance Corp.(i)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	2,250,000	1,541,250
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
NCCD-College Station Properties LLC
Series 2015A
07/01/2030	5.000%	7,800,000	7,234,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,036,572
01/01/2048	5.000%	5,000,000	5,138,513
2nd Tier
Series 2015A
01/01/2032	5.000%	16,800,000	16,923,645
Series 2015B
01/01/2027	5.000%	2,090,000	2,106,450
North Texas Tollway Authority(f)
Refunding Revenue Bonds
Series 2008D (AGM)
01/01/2029	0.000%	7,770,000	6,562,735
Plano Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2038	5.000%	1,400,000	1,555,101
Port Beaumont Navigation District(a),(b)
Refunding Revenue Bonds
Jefferson Gulf Coast Energy LLC
Series 2020
01/01/2035	3.625%	1,500,000	1,285,783
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2036	2.750%	1,275,000	980,332
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Air Force Villages Project
Series 2016
05/15/2045	5.000%	5,145,000	4,557,065
Buckner Retirement Services
Series 2017
11/15/2037	5.000%	2,175,000	2,168,859
11/15/2046	5.000%	1,250,000	1,176,247
Revenue Bonds
Buckner Retirement Services
Series 2016B
11/15/2046	5.000%	2,000,000	1,869,707
Texas Transportation Commission(f)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	286,471
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Water Development Board
Revenue Bonds
State Water Implementation Fund
Series 2018
10/15/2038	5.000%	3,000,000	3,176,040
Total			136,512,237
Utah 0.3%
City of Salt Lake City Airport(b)
Revenue Bonds
Series 2023A
07/01/2038	5.250%	1,450,000	1,596,634
Intermountain Power Agency
Revenue Bonds
Series 2023A
07/01/2037	5.000%	1,000,000	1,117,708
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,049,300
07/01/2033	5.000%	1,000,000	1,049,062
Total			4,812,704
Vermont 0.6%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	10,000,000	10,240,795
Virgin Islands, U.S. 0.2%
Virgin Islands Public Finance Authority(a),(j)
Revenue Bonds
Grant Anticipation
Series 2015
09/01/2030	5.000%	2,320,000	2,334,453
Series 2015
09/01/2033	5.000%	1,000,000	1,007,985
Total			3,342,438
Virginia 0.1%
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,000,000	1,032,077
Henrico County Economic Development Authority(k)
Revenue Bonds
Registered Savrs
Series 1992 Escrowed to Maturity (AGM)
08/23/2027	7.403%	50,000	50,000
Total			1,082,077
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 1.9%
City of Tacoma Electric System
Refunding Revenue Bonds
Series 2024B
01/01/2038	5.000%	500,000	563,423
Energy Northwest
Refunding Revenue Bonds
Columbia Generating Station
Series 2023
07/01/2039	5.000%	4,000,000	4,463,307
Energy Northwest(e)
Refunding Revenue Bonds
Series 2024A
07/01/2038	5.000%	5,500,000	6,224,267
FYI Properties
Refunding Revenue Bonds
Green Bonds - State of Washington DIS Project
Series 2019
06/01/2031	5.000%	5,000,000	5,314,125
King County Public Hospital District No. 1
Limited General Obligation Refunding Bonds
Valley Medical Center
Series 2017
12/01/2031	5.000%	4,000,000	4,095,723
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	1,420,000	1,404,921
12/01/2030	5.750%	2,820,000	2,847,751
Port of Seattle(b)
Revenue Bonds
Intermediate Lien
Subordinated Series 2019
04/01/2044	4.000%	1,000,000	918,185
University of Washington
Revenue Bonds
Series 2024A
04/01/2038	5.000%	500,000	568,578
Washington State Housing Finance Commission
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	570,000	584,768
07/01/2035	6.750%	1,090,000	1,121,301
Washington State Housing Finance Commission(a)
Refunding Revenue Bonds
Horizon House Project
Series 2017
01/01/2029	5.000%	840,000	835,462
01/01/2038	5.000%	2,000,000	1,884,490
Total			30,826,301
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia 0.5%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2043	5.000%	1,750,000	1,646,187
Revenue Bonds
University Healthcare System
Series 2017
06/01/2042	5.000%	3,665,000	3,746,953
West Virginia University(f)
Revenue Bonds
University System Project
Series 2019A (AMBAC)
04/01/2030	0.000%	3,460,000	2,756,257
Total			8,149,397
Wisconsin 1.0%
Public Finance Authority
Refunding Revenue Bonds
Fellowship Senior Living Project
Series 2019A
01/01/2046	4.000%	2,000,000	1,584,134
Mountain Island Charter Schools
Series 2017
07/01/2037	5.000%	820,000	819,947
07/01/2047	5.000%	1,000,000	933,170
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	2,500,000	2,730,876
11/15/2030	5.000%	1,620,000	1,796,313
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	250,000	257,863
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(a)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	986,067
Wisconsin Center District
Refunding Revenue Bonds
Junior Dedicated
Series 1999 (AGM)
12/15/2027	5.250%	1,510,000	1,562,218
Wisconsin Center District(f)
Revenue Bonds
Senior Dedicated - Milwaukee Arena Project
Series 2016
12/15/2033	0.000%	2,200,000	1,473,220
12/15/2034	0.000%	6,665,000	4,259,088
Total			16,402,896
Total Municipal Bonds (Cost $1,582,899,440)			1,568,388,011

Money Market Funds 0.2%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.515%(l)	2,498,179	2,498,429
Total Money Market Funds (Cost $2,498,179)		2,498,429
Total Investments in Securities (Cost $1,596,797,619)		1,582,286,440
Other Assets & Liabilities, Net		5,106,904
Net Assets		$1,587,393,344
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2024, the total value of these securities amounted to $42,976,617, which represents 2.71% of total net assets.

(b)	Income from this security may be subject to alternative minimum tax.
(c)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(d)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2024.

(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
(g)	Variable rate security. The interest rate shown was the current rate as of April 30, 2024.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2024.

(i)	Represents a security in default.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(j)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2024, the total value of these securities amounted to $5,697,273, which represents 0.36% of total net assets.

(k)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(l)	The rate shown is the seven-day current annualized yield at April 30, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
HUD	U.S. Department of Housing and Urban Development
MTA	Monthly Treasury Average
NPFGC	National Public Finance Guarantee Corporation
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	11,400,000	—	11,400,000
Municipal Bonds	—	1,568,388,011	—	1,568,388,011
Money Market Funds	2,498,429	—	—	2,498,429
Total Investments in Securities	2,498,429	1,579,788,011	—	1,582,286,440
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Fair value measurements   (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,596,797,619)	$1,582,286,440
Receivable for:
Capital shares sold	4,211,006
Dividends	4,503
Interest	21,148,245
Expense reimbursement due from Investment Manager	9,243
Prepaid expenses	6,278
Deferred compensation of board members	355,414
Other assets	21,042
Total assets	1,608,042,171
Liabilities
Due to custodian	27,909
Payable for:
Investments purchased on a delayed delivery basis	11,539,745
Capital shares redeemed	3,182,426
Distributions to shareholders	4,637,511
Management services fees	20,183
Distribution and/or service fees	2,130
Transfer agent fees	126,097
Compensation of board members	2,050
Other expenses	24,475
Other liabilities	449,091
Deferred compensation of board members	637,210
Total liabilities	20,648,827
Net assets applicable to outstanding capital stock	$1,587,393,344
Represented by
Paid in capital	1,638,943,507
Total distributable earnings (loss)	(51,550,163)
Total - representing net assets applicable to outstanding capital stock	$1,587,393,344
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Statement of Assets and Liabilities (continued)
April 30, 2024 (Unaudited)
Class A
Net assets	$349,893,318
Shares outstanding	37,105,321
Net asset value per share	$9.43
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.72
Advisor Class
Net assets	$217,559,036
Shares outstanding	23,088,293
Net asset value per share	$9.42
Class C
Net assets	$9,567,010
Shares outstanding	1,014,174
Net asset value per share	$9.43
Institutional Class
Net assets	$345,345,981
Shares outstanding	36,605,213
Net asset value per share	$9.43
Institutional 2 Class
Net assets	$194,513,121
Shares outstanding	20,651,290
Net asset value per share	$9.42
Institutional 3 Class
Net assets	$470,514,878
Shares outstanding	49,834,691
Net asset value per share	$9.44
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended April 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$71,592
Interest	30,117,696
Total income	30,189,288
Expenses:
Management services fees	3,711,515
Distribution and/or service fees
Class A	361,336
Class C	43,660
Class V	1,235
Transfer agent fees
Class A	229,178
Advisor Class	145,014
Class C	6,930
Institutional Class	207,631
Institutional 2 Class	56,738
Institutional 3 Class	12,962
Class V	1,108
Custodian fees	8,076
Printing and postage fees	19,116
Registration fees	78,167
Accounting services fees	15,412
Legal fees	12,169
Interest on interfund lending	9,229
Compensation of chief compliance officer	150
Compensation of board members	15,164
Deferred compensation of board members	52,384
Other	17,335
Total expenses	5,004,509
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,777,720)
Total net expenses	3,226,789
Net investment income	26,962,499
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(629,794)
Net realized loss	(629,794)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	62,784,400
Net change in unrealized appreciation (depreciation)	62,784,400
Net realized and unrealized gain	62,154,606
Net increase in net assets resulting from operations	$89,117,105
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations
Net investment income	$26,962,499	$56,648,434
Net realized loss	(629,794)	(3,208,971)
Net change in unrealized appreciation (depreciation)	62,784,400	(11,333,847)
Net increase in net assets resulting from operations	89,117,105	42,105,616
Distributions to shareholders
Net investment income and net realized gains
Class A	(5,981,746)	(13,034,361)
Advisor Class	(4,017,916)	(9,269,003)
Class C	(147,527)	(340,774)
Institutional Class	(5,763,917)	(10,287,650)
Institutional 2 Class	(3,555,974)	(7,585,620)
Institutional 3 Class	(8,460,821)	(15,826,767)
Class V	(27,133)	(289,040)
Total distributions to shareholders	(27,955,034)	(56,633,215)
Decrease in net assets from capital stock activity	(50,805,138)	(29,384,170)
Total increase (decrease) in net assets	10,356,933	(43,911,769)
Net assets at beginning of period	1,577,036,411	1,620,948,180
Net assets at end of period	$1,587,393,344	$1,577,036,411
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	April 30, 2024 (Unaudited)		October 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,684,267	34,922,777	6,927,554	65,158,756
Distributions reinvested	593,427	5,640,878	1,313,308	12,331,042
Shares redeemed	(6,882,516)	(65,049,277)	(14,844,091)	(139,614,071)
Net decrease	(2,604,822)	(24,485,622)	(6,603,229)	(62,124,273)
Advisor Class
Shares sold	6,687,637	63,450,929	11,144,033	104,807,349
Distributions reinvested	127,346	1,209,194	385,557	3,620,405
Shares redeemed	(9,504,625)	(89,658,386)	(19,406,797)	(181,885,045)
Net decrease	(2,689,642)	(24,998,263)	(7,877,207)	(73,457,291)
Class C
Shares sold	129,582	1,228,560	331,356	3,108,246
Distributions reinvested	14,877	141,441	35,874	336,958
Shares redeemed	(387,309)	(3,670,401)	(511,742)	(4,799,215)
Net decrease	(242,850)	(2,300,400)	(144,512)	(1,354,011)
Institutional Class
Shares sold	8,362,237	79,085,344	19,160,561	179,111,178
Distributions reinvested	511,824	4,866,000	880,284	8,264,854
Shares redeemed	(5,327,699)	(50,361,649)	(14,149,351)	(132,321,730)
Net increase	3,546,362	33,589,695	5,891,494	55,054,302
Institutional 2 Class
Shares sold	3,249,963	30,670,473	15,704,212	148,259,107
Distributions reinvested	372,295	3,534,086	809,801	7,583,291
Shares redeemed	(7,019,482)	(65,884,274)	(15,095,097)	(141,345,105)
Net increase (decrease)	(3,397,224)	(31,679,715)	1,418,916	14,497,293
Institutional 3 Class
Shares sold	8,497,234	80,590,192	23,684,749	222,521,796
Distributions reinvested	45,795	435,754	77,460	727,101
Shares redeemed	(7,721,560)	(73,101,795)	(19,704,517)	(185,138,002)
Net increase	821,469	7,924,151	4,057,692	38,110,895
Class V
Shares sold	1,001	9,464	4,394	41,113
Distributions reinvested	1,563	14,723	22,917	215,076
Shares redeemed	(941,114)	(8,879,171)	(38,996)	(367,274)
Net decrease	(938,550)	(8,854,984)	(11,685)	(111,085)
Total net decrease	(5,505,257)	(50,805,138)	(3,268,531)	(29,384,170)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

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Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2024 (Unaudited)	$9.07	0.15	0.37	0.52	(0.16)	—	(0.16)
Year Ended 10/31/2023	$9.15	0.30	(0.08)	0.22	(0.30)	—	(0.30)
Year Ended 10/31/2022	$10.46	0.28	(1.28)	(1.00)	(0.29)	(0.02)	(0.31)
Year Ended 10/31/2021	$10.51	0.27	0.00 (e)	0.27	(0.27)	(0.05)	(0.32)
Year Ended 10/31/2020	$10.59	0.28	(0.03)	0.25	(0.29)	(0.04)	(0.33)
Year Ended 10/31/2019	$10.11	0.31	0.48	0.79	(0.31)	(0.00)(e)	(0.31)
Advisor Class
Six Months Ended 4/30/2024 (Unaudited)	$9.07	0.16	0.36	0.52	(0.17)	—	(0.17)
Year Ended 10/31/2023	$9.15	0.32	(0.08)	0.24	(0.32)	—	(0.32)
Year Ended 10/31/2022	$10.45	0.30	(1.28)	(0.98)	(0.30)	(0.02)	(0.32)
Year Ended 10/31/2021	$10.50	0.29	0.00 (e)	0.29	(0.29)	(0.05)	(0.34)
Year Ended 10/31/2020	$10.59	0.30	(0.04)	0.26	(0.31)	(0.04)	(0.35)
Year Ended 10/31/2019	$10.11	0.33	0.48	0.81	(0.33)	(0.00)(e)	(0.33)
Class C
Six Months Ended 4/30/2024 (Unaudited)	$9.08	0.12	0.36	0.48	(0.13)	—	(0.13)
Year Ended 10/31/2023	$9.16	0.24	(0.08)	0.16	(0.24)	—	(0.24)
Year Ended 10/31/2022	$10.46	0.22	(1.27)	(1.05)	(0.23)	(0.02)	(0.25)
Year Ended 10/31/2021	$10.51	0.21	0.00 (e)	0.21	(0.21)	(0.05)	(0.26)
Year Ended 10/31/2020	$10.59	0.21	(0.03)	0.18	(0.22)	(0.04)	(0.26)
Year Ended 10/31/2019	$10.12	0.24	0.48	0.72	(0.25)	(0.00)(e)	(0.25)
Institutional Class
Six Months Ended 4/30/2024 (Unaudited)	$9.08	0.16	0.36	0.52	(0.17)	—	(0.17)
Year Ended 10/31/2023	$9.16	0.32	(0.08)	0.24	(0.32)	—	(0.32)
Year Ended 10/31/2022	$10.46	0.30	(1.28)	(0.98)	(0.30)	(0.02)	(0.32)
Year Ended 10/31/2021	$10.51	0.29	0.00 (e)	0.29	(0.29)	(0.05)	(0.34)
Year Ended 10/31/2020	$10.60	0.30	(0.04)	0.26	(0.31)	(0.04)	(0.35)
Year Ended 10/31/2019	$10.12	0.33	0.48	0.81	(0.33)	(0.00)(e)	(0.33)
Institutional 2 Class
Six Months Ended 4/30/2024 (Unaudited)	$9.06	0.16	0.37	0.53	(0.17)	—	(0.17)
Year Ended 10/31/2023	$9.14	0.33	(0.08)	0.25	(0.33)	—	(0.33)
Year Ended 10/31/2022	$10.45	0.31	(1.29)	(0.98)	(0.31)	(0.02)	(0.33)
Year Ended 10/31/2021	$10.49	0.30	0.01	0.31	(0.30)	(0.05)	(0.35)
Year Ended 10/31/2020	$10.58	0.31	(0.05)	0.26	(0.31)	(0.04)	(0.35)
Year Ended 10/31/2019	$10.10	0.34	0.48	0.82	(0.34)	(0.00)(e)	(0.34)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2024 (Unaudited)	$9.43	5.69%	0.82% (c)	0.60% (c)	3.19%	6%	$349,893
Year Ended 10/31/2023	$9.07	2.35%	0.83%	0.61% (d)	3.20%	16%	$360,252
Year Ended 10/31/2022	$9.15	(9.76% )	0.81% (c)	0.60% (c),(d)	2.86%	3%	$423,921
Year Ended 10/31/2021	$10.46	2.61%	0.83%	0.70% (d)	2.55%	5%	$171,415
Year Ended 10/31/2020	$10.51	2.36%	0.82%	0.73% (d)	2.70%	9%	$156,865
Year Ended 10/31/2019	$10.59	7.94%	0.82% (f)	0.76% (d),(f)	2.97%	14%	$152,575
Advisor Class
Six Months Ended 4/30/2024 (Unaudited)	$9.42	5.68%	0.62% (c)	0.40% (c)	3.39%	6%	$217,559
Year Ended 10/31/2023	$9.07	2.56%	0.63%	0.41% (d)	3.40%	16%	$233,684
Year Ended 10/31/2022	$9.15	(9.50% )	0.61% (c)	0.40% (c),(d)	3.01%	3%	$307,823
Year Ended 10/31/2021	$10.45	2.81%	0.63%	0.50% (d)	2.75%	5%	$6,615
Year Ended 10/31/2020	$10.50	2.47%	0.62%	0.53% (d)	2.90%	9%	$6,249
Year Ended 10/31/2019	$10.59	8.15%	0.62% (f)	0.56% (d),(f)	3.22%	14%	$5,927
Class C
Six Months Ended 4/30/2024 (Unaudited)	$9.43	5.26%	1.42% (c)	1.20% (c)	2.58%	6%	$9,567
Year Ended 10/31/2023	$9.08	1.74%	1.43%	1.21% (d)	2.60%	16%	$11,408
Year Ended 10/31/2022	$9.16	(10.21% )	1.42% (c)	1.20% (c),(d)	2.24%	3%	$12,833
Year Ended 10/31/2021	$10.46	1.99%	1.47%	1.30% (d)	1.94%	5%	$16,754
Year Ended 10/31/2020	$10.51	1.71%	1.47%	1.38% (d)	2.06%	9%	$21,469
Year Ended 10/31/2019	$10.59	7.14%	1.47% (f)	1.41% (d),(f)	2.33%	14%	$23,522
Institutional Class
Six Months Ended 4/30/2024 (Unaudited)	$9.43	5.68%	0.62% (c)	0.40% (c)	3.39%	6%	$345,346
Year Ended 10/31/2023	$9.08	2.56%	0.63%	0.41% (d)	3.41%	16%	$300,058
Year Ended 10/31/2022	$9.16	(9.49% )	0.62% (c)	0.40% (c),(d)	2.99%	3%	$248,789
Year Ended 10/31/2021	$10.46	2.81%	0.63%	0.50% (d)	2.75%	5%	$843,761
Year Ended 10/31/2020	$10.51	2.47%	0.62%	0.53% (d)	2.90%	9%	$900,641
Year Ended 10/31/2019	$10.60	8.15%	0.62% (f)	0.56% (d),(f)	3.17%	14%	$1,012,229
Institutional 2 Class
Six Months Ended 4/30/2024 (Unaudited)	$9.42	5.83%	0.55% (c)	0.33% (c)	3.46%	6%	$194,513
Year Ended 10/31/2023	$9.06	2.64%	0.54%	0.32%	3.49%	16%	$217,920
Year Ended 10/31/2022	$9.14	(9.53% )	0.55% (c)	0.33% (c)	3.16%	3%	$206,896
Year Ended 10/31/2021	$10.45	2.98%	0.56%	0.44%	2.81%	5%	$25,496
Year Ended 10/31/2020	$10.49	2.54%	0.55%	0.47%	2.98%	9%	$30,056
Year Ended 10/31/2019	$10.58	8.24%	0.55% (f)	0.49% (f)	3.21%	14%	$35,836
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2024 (Unaudited)	$9.08	0.17	0.36	0.53	(0.17)	—	(0.17)
Year Ended 10/31/2023	$9.16	0.33	(0.08)	0.25	(0.33)	—	(0.33)
Year Ended 10/31/2022	$10.47	0.33	(1.30)	(0.97)	(0.32)	(0.02)	(0.34)
Year Ended 10/31/2021	$10.52	0.30	0.01	0.31	(0.31)	(0.05)	(0.36)
Year Ended 10/31/2020	$10.61	0.32	(0.05)	0.27	(0.32)	(0.04)	(0.36)
Year Ended 10/31/2019	$10.13	0.34	0.49	0.83	(0.35)	(0.00)(e)	(0.35)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2024 (Unaudited)	$9.44	5.85%	0.50% (c)	0.28% (c)	3.51%	6%	$470,515
Year Ended 10/31/2023	$9.08	2.70%	0.50%	0.28%	3.54%	16%	$445,200
Year Ended 10/31/2022	$9.16	(9.46% )	0.52% (c)	0.28% (c)	3.50%	3%	$411,988
Year Ended 10/31/2021	$10.47	2.93%	0.52%	0.39%	2.86%	5%	$2,897
Year Ended 10/31/2020	$10.52	2.59%	0.51%	0.42%	3.01%	9%	$2,495
Year Ended 10/31/2019	$10.61	8.27%	0.51% (f)	0.44% (f)	3.28%	14%	$2,542
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements
April 30, 2024 (Unaudited)
Note 1. Organization
Columbia Intermediate Duration Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
In September 2023, the Fund’s Board of Trustees approved the liquidation of Class V shares of the Fund on December 8, 2023. Effective at the open of business on October 25, 2023, any applicable contingent deferred sales charges were waived on redemptions and exchanges out of Class V shares, and effective at the open of business on November 27, 2023, Class V shares of the Fund were closed to all investors. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2024 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class V	0.01 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2024, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.60% of the average daily net assets attributable to Class C shares of the Fund.
Shareholder services fees
The Fund had adopted a shareholder services plan that permitted it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may have paid shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder services and up to 0.20% for administrative support services). These fees were limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares. As a result of Class V shares of the Fund being liquidated, December 8, 2023 was the last day the Fund paid a shareholder services fee for Class V shares.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	27,434
Class C	—	1.00 (b)	97
Class V	—	0.50 - 1.00 (c)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through February 28, 2025
Class A	0.61%
Advisor Class	0.41
Class C	1.21
Institutional Class	0.41
Institutional 2 Class	0.33
Institutional 3 Class	0.28
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
At April 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,596,798,000	15,765,000	(30,277,000)	(14,512,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(28,068,754)	(10,012,009)	(38,080,763)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $97,043,566 and $137,481,660, respectively, for the six months ended April 30, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended April 30, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	8,100,000	5.86	7
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2024.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At April 30, 2024, one unaffiliated shareholder of record owned 31.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2023, through December 31, 2023, including:
•
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•
there were no material changes to the Program during the period;
•
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•
the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Columbia Intermediate Duration Municipal Bond Fund  | Semiannual Report 2024

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Columbia Intermediate Duration Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR167_10_P01_(06/24)

Columbia Massachusetts Intermediate Municipal Bond Fund
Semiannual Report
April 30, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Massachusetts individual income tax, as is consistent with relative stability of principal.

Portfolio management
Paul Fox, CFA
Lead Portfolio Manager
Managed Fund since 2012
Douglas Rangel, CFA
Portfolio Manager
Managed the Fund since 2022

Average annual total returns (%) (for the period ended April 30, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/09/02	5.21	1.89	0.57	1.38
	Including sales charges		2.00	-1.18	-0.04	1.07
Advisor Class		03/19/13	5.34	2.04	0.82	1.63
Institutional Class		06/14/93	5.22	2.04	0.82	1.63
Institutional 3 Class*		03/01/17	5.37	2.25	0.93	1.71
Bloomberg 3-15 Year Blend Municipal Bond Index			5.75	1.75	1.37	2.22
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Quality breakdown (%) (at April 30, 2024)
AAA rating	8.2
AA rating	45.4
A rating	22.6
BBB rating	20.0
BB rating	2.8
Not rated	1.0
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4
Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2023 — April 30, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,052.10	1,020.89	4.08	4.02	0.80
Advisor Class	1,000.00	1,000.00	1,053.40	1,022.13	2.81	2.77	0.55
Institutional Class	1,000.00	1,000.00	1,052.20	1,022.13	2.81	2.77	0.55
Institutional 3 Class	1,000.00	1,000.00	1,053.70	1,022.63	2.30	2.26	0.45
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024
5

Portfolio of Investments
April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.7%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.7%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.800%	1,000,000	1,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.800%	500,000	500,000
Total			1,500,000
Total Floating Rate Notes (Cost $1,500,000)			1,500,000

Municipal Bonds 97.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.4%
Massachusetts Port Authority(c)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2038	5.000%	1,000,000	1,040,281
Revenue Bonds
Series 2019C
07/01/2035	5.000%	2,000,000	2,125,932
Series 2021E
07/01/2038	5.000%	1,000,000	1,061,975
Massachusetts Port Authority
Revenue Bonds
Series 2015A
07/01/2026	5.000%	600,000	611,053
Total			4,839,241
Charter Schools 1.2%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,000,000	1,000,618
International Charter School
Series 2015
04/15/2025	5.000%	110,000	109,666
Total			1,110,284
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 23.8%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	611,773
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,130,169
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,076,916
10/01/2036	5.000%	1,140,000	1,216,371
Series 2019
10/01/2036	5.000%	1,535,000	1,660,852
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,550,246
01/01/2034	5.000%	1,000,000	1,032,244
Simmons College
Series 2015K-1
10/01/2026	5.000%	3,005,000	3,041,967
10/01/2028	5.000%	1,100,000	1,116,446
Simmons University
Series 2018L
10/01/2034	5.000%	500,000	515,214
10/01/2035	5.000%	455,000	467,456
Suffolk University
Series 2019
07/01/2035	5.000%	870,000	902,047
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	687,288
Worcester Polytechnic Institute
Series 2017
09/01/2037	5.000%	290,000	302,511
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	932,666
10/01/2033	5.000%	900,000	947,790
Bentley University
Series 2016
07/01/2036	4.000%	1,000,000	1,005,219
Brandeis University
Series 2019S-2
10/01/2033	5.000%	1,150,000	1,258,710
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Worcester Polytechnic Institute
Series 2019
09/01/2038	5.000%	865,000	921,494
Total			21,377,379
Hospital 11.9%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
CareGroup
Series 2016I
07/01/2033	5.000%	1,000,000	1,026,883
Mass General Brigham
Series 2024D
07/01/2042	5.000%	1,000,000	1,085,970
Partners HealthCare System
Series 2016
07/01/2031	5.000%	2,000,000	2,057,310
Series 2020
07/01/2037	5.000%	1,000,000	1,083,471
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	2,295,000	2,347,147
Series 2017
07/01/2031	5.000%	1,000,000	1,029,101
Revenue Bonds
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,020,358
07/01/2037	5.000%	1,035,000	1,066,284
Total			10,716,524
Human Service Provider 1.1%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Seven Hills Foundation
Series 2021
09/01/2039	4.000%	1,000,000	958,925
Joint Power Authority 1.2%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,054,489
Multi-Family 1.1%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2034	5.000%	1,000,000	1,017,917
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 6.8%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2034	5.000%	500,000	525,168
05/01/2035	5.000%	500,000	525,639
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,500,000	2,634,953
04/01/2035	5.000%	2,350,000	2,471,742
Total			6,157,502
Pool / Bond Bank 3.0%
Massachusetts Clean Water Trust (The)
Revenue Bonds
Green Bonds
Series 2019
08/01/2038	5.000%	2,000,000	2,158,262
Sustainability Bonds
Series 2023-25B
02/01/2040	5.000%	500,000	558,839
Total			2,717,101
Prep School 2.4%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/2030	5.000%	1,035,000	1,047,250
Revenue Bonds
Trustees of Deerfield Academy
Series 2023
10/01/2032	5.000%	925,000	1,077,735
Total			2,124,985
Refunded / Escrowed 8.4%
Massachusetts Development Finance Agency
Prerefunded 07/01/25 Revenue Bonds
Partners HealthCare System
Series 2015
07/01/2032	5.000%	2,795,000	2,845,500
Prerefunded 10/01/24 Revenue Bonds
Children’s Hospital
Series 2014P
10/01/2031	5.000%	1,200,000	1,206,165
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts State College Building Authority(d)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,486,326
Total			7,537,991
Retirement Communities 8.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/2031	5.000%	1,250,000	1,257,699
Orchard Cove, Inc.
Series 2019
10/01/2039	4.000%	985,000	917,129
10/01/2039	5.000%	250,000	254,143
Salem Community Corp.
Series 2022
01/01/2040	5.125%	1,000,000	915,653
Massachusetts Development Finance Agency(e)
Refunding Revenue Bonds
Loomis Obligated Group
Series 2022
01/01/2031	4.000%	1,500,000	1,496,459
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,473,660
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	1,500,000	1,556,470
Total			7,871,213
Sales Tax 6.8%
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,452,034
07/01/2032	0.000%	5,105,000	3,673,473
Total			6,125,507
State General Obligation 12.8%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan of 2023
Series 2023
05/01/2040	5.000%	1,000,000	1,114,052
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016I
12/01/2030	5.000%	3,000,000	3,133,484
Series 2019G
09/01/2036	4.000%	2,000,000	2,031,098
Limited General Obligation Refunding Bonds
Series 2023C
08/01/2040	5.000%	1,000,000	1,116,686
Series 2024A
03/01/2039	5.000%	1,000,000	1,131,788
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/2024	5.500%	3,000,000	3,032,580
Total			11,559,688
Student Loan 0.3%
Massachusetts Educational Financing Authority(c)
Revenue Bonds
Series 2020B
07/01/2028	5.000%	250,000	257,857
Turnpike / Bridge / Toll Road 2.4%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Refunding Revenue Bonds
Series 2019A
01/01/2035	5.000%	2,000,000	2,172,534
Total Municipal Bonds (Cost $89,588,346)			87,599,137

Money Market Funds 0.2%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.515%(f)	145,716	145,731
Total Money Market Funds (Cost $145,716)		145,731
Total Investments in Securities (Cost: $91,234,062)		89,244,868
Other Assets & Liabilities, Net		747,319
Net Assets		89,992,187
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)	Zero coupon bond.
(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2024, the total value of these securities amounted to $4,526,589, which represents 5.03% of total net assets.

(f)	The rate shown is the seven-day current annualized yield at April 30, 2024.
Abbreviation Legend
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	1,500,000	—	1,500,000
Municipal Bonds	—	87,599,137	—	87,599,137
Money Market Funds	145,731	—	—	145,731
Total Investments in Securities	145,731	89,099,137	—	89,244,868
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024
9

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Fair value measurements   (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $91,234,062)	$89,244,868
Receivable for:
Capital shares sold	92,660
Dividends	1,448
Interest	932,365
Expense reimbursement due from Investment Manager	335
Prepaid expenses	1,608
Deferred compensation of board members	109,084
Other assets	3,667
Total assets	90,386,035
Liabilities
Due to custodian	14,872
Payable for:
Capital shares redeemed	35,926
Distributions to shareholders	196,878
Management services fees	1,155
Distribution and/or service fees	147
Transfer agent fees	3,483
Compensation of board members	815
Other expenses	12,521
Deferred compensation of board members	128,051
Total liabilities	393,848
Net assets applicable to outstanding capital stock	$89,992,187
Represented by
Paid in capital	96,667,592
Total distributable earnings (loss)	(6,675,405)
Total - representing net assets applicable to outstanding capital stock	$89,992,187
Class A
Net assets	$21,592,681
Shares outstanding	2,254,676
Net asset value per share	$9.58
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.88
Advisor Class
Net assets	$4,805,752
Shares outstanding	502,224
Net asset value per share	$9.57
Institutional Class
Net assets	$16,360,865
Shares outstanding	1,707,495
Net asset value per share	$9.58
Institutional 3 Class
Net assets	$47,232,889
Shares outstanding	4,907,135
Net asset value per share	$9.63
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024
11

Statement of Operations
Six Months Ended April 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$17,307
Interest	1,552,319
Total income	1,569,626
Expenses:
Management services fees	226,990
Distribution and/or service fees
Class A	25,579
Class C	2,944
Class V	1,112
Transfer agent fees
Class A	10,337
Advisor Class	2,419
Class C	419
Institutional Class	8,775
Institutional 2 Class	3
Institutional 3 Class	1,543
Class V	793
Custodian fees	690
Printing and postage fees	4,890
Registration fees	15,167
Accounting services fees	15,412
Legal fees	5,179
Interest on interfund lending	765
Compensation of chief compliance officer	10
Compensation of board members	6,296
Deferred compensation of board members	4,277
Other	5,775
Total expenses	339,375
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(71,071)
Total net expenses	268,304
Net investment income	1,301,322
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(487,832)
Net realized loss	(487,832)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,780,974
Net change in unrealized appreciation (depreciation)	4,780,974
Net realized and unrealized gain	4,293,142
Net increase in net assets resulting from operations	$5,594,464
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations
Net investment income	$1,301,322	$3,424,607
Net realized loss	(487,832)	(1,918,695)
Net change in unrealized appreciation (depreciation)	4,780,974	2,424,666
Net increase in net assets resulting from operations	5,594,464	3,930,578
Distributions to shareholders
Net investment income and net realized gains
Class A	(257,435)	(495,982)
Advisor Class	(66,117)	(159,007)
Class C	(8,801)	(18,120)
Institutional Class	(240,470)	(452,300)
Institutional 2 Class	(114)	(239)
Institutional 3 Class	(735,374)	(2,036,158)
Class V	(19,404)	(215,193)
Total distributions to shareholders	(1,327,715)	(3,376,999)
Decrease in net assets from capital stock activity	(22,374,777)	(35,208,984)
Total decrease in net assets	(18,108,028)	(34,655,405)
Net assets at beginning of period	108,100,215	142,755,620
Net assets at end of period	$89,992,187	$108,100,215
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024
13

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	April 30, 2024 (Unaudited)		October 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	283,027	2,716,776	246,062	2,352,755
Distributions reinvested	24,870	239,938	48,086	458,540
Shares redeemed	(168,472)	(1,630,353)	(486,771)	(4,667,772)
Net increase (decrease)	139,425	1,326,361	(192,623)	(1,856,477)
Advisor Class
Shares sold	70,233	669,634	274,401	2,629,088
Distributions reinvested	6,844	65,995	16,629	158,566
Shares redeemed	(112,635)	(1,073,163)	(359,009)	(3,415,123)
Net decrease	(35,558)	(337,534)	(67,979)	(627,469)
Class C
Shares sold	51,280	492,392	12,632	120,796
Distributions reinvested	817	7,899	1,898	18,120
Shares redeemed	(121,077)	(1,164,151)	(69,536)	(663,799)
Net decrease	(68,980)	(663,860)	(55,006)	(524,883)
Institutional Class
Shares sold	279,094	2,675,444	527,786	5,028,014
Distributions reinvested	21,208	204,785	37,060	353,662
Shares redeemed	(376,337)	(3,623,854)	(600,089)	(5,737,635)
Net decrease	(76,035)	(743,625)	(35,243)	(355,959)
Institutional 2 Class
Shares redeemed	(907)	(8,716)	—	—
Net decrease	(907)	(8,716)	—	—
Institutional 3 Class
Shares sold	293,974	2,842,216	512,614	4,944,923
Distributions reinvested	406	3,933	645	6,167
Shares redeemed	(1,756,577)	(17,001,296)	(3,736,257)	(35,835,442)
Net decrease	(1,462,197)	(14,155,147)	(3,222,998)	(30,884,352)
Class V
Shares sold	420	3,950	6,294	59,947
Distributions reinvested	877	8,386	13,306	126,927
Shares redeemed	(813,832)	(7,804,592)	(120,424)	(1,146,718)
Net decrease	(812,535)	(7,792,256)	(100,824)	(959,844)
Total net decrease	(2,316,787)	(22,374,777)	(3,674,673)	(35,208,984)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2024 (Unaudited)	$9.22	0.12	0.36	0.48	(0.12)	—	(0.12)
Year Ended 10/31/2023	$9.26	0.24	(0.04)(d)	0.20	(0.24)	—	(0.24)
Year Ended 10/31/2022	$10.59	0.21	(1.30)	(1.09)	(0.21)	(0.03)	(0.24)
Year Ended 10/31/2021	$10.62	0.21	(0.03)	0.18	(0.21)	(0.00)(f)	(0.21)
Year Ended 10/31/2020	$10.65	0.24	(0.03)	0.21	(0.23)	(0.01)	(0.24)
Year Ended 10/31/2019	$10.17	0.29	0.51	0.80	(0.29)	(0.03)	(0.32)
Advisor Class
Six Months Ended 4/30/2024 (Unaudited)	$9.21	0.13	0.36	0.49	(0.13)	—	(0.13)
Year Ended 10/31/2023	$9.26	0.26	(0.05)(d)	0.21	(0.26)	—	(0.26)
Year Ended 10/31/2022	$10.58	0.24	(1.30)	(1.06)	(0.23)	(0.03)	(0.26)
Year Ended 10/31/2021	$10.61	0.23	(0.03)	0.20	(0.23)	(0.00)(f)	(0.23)
Year Ended 10/31/2020	$10.64	0.26	(0.02)	0.24	(0.26)	(0.01)	(0.27)
Year Ended 10/31/2019	$10.16	0.31	0.51	0.82	(0.31)	(0.03)	(0.34)
Institutional Class
Six Months Ended 4/30/2024 (Unaudited)	$9.23	0.13	0.35	0.48	(0.13)	—	(0.13)
Year Ended 10/31/2023	$9.27	0.26	(0.04)(d)	0.22	(0.26)	—	(0.26)
Year Ended 10/31/2022	$10.58	0.23	(1.28)	(1.05)	(0.23)	(0.03)	(0.26)
Year Ended 10/31/2021	$10.62	0.23	(0.04)	0.19	(0.23)	(0.00)(f)	(0.23)
Year Ended 10/31/2020	$10.65	0.26	(0.02)	0.24	(0.26)	(0.01)	(0.27)
Year Ended 10/31/2019	$10.17	0.31	0.51	0.82	(0.31)	(0.03)	(0.34)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2024 (Unaudited)	$9.58	5.21%	0.95% (c)	0.80% (c)	2.46%	3%	$21,593
Year Ended 10/31/2023	$9.22	2.06%	0.93% (c)	0.80% (c),(e)	2.51%	8%	$19,508
Year Ended 10/31/2022	$9.26	(10.47% )	0.89% (c)	0.78% (c),(e)	2.10%	3%	$21,377
Year Ended 10/31/2021	$10.59	1.65%	0.90%	0.81% (e)	1.92%	8%	$27,129
Year Ended 10/31/2020	$10.62	2.02%	0.90%	0.81% (e)	2.23%	13%	$28,012
Year Ended 10/31/2019	$10.65	7.92%	0.90%	0.80% (e)	2.75%	15%	$23,968
Advisor Class
Six Months Ended 4/30/2024 (Unaudited)	$9.57	5.34%	0.69% (c)	0.55% (c)	2.71%	3%	$4,806
Year Ended 10/31/2023	$9.21	2.21%	0.68% (c)	0.55% (c),(e)	2.76%	8%	$4,956
Year Ended 10/31/2022	$9.26	(10.16% )	0.63% (c)	0.53% (c),(e)	2.37%	3%	$5,606
Year Ended 10/31/2021	$10.58	1.91%	0.65%	0.56% (e)	2.17%	8%	$3,872
Year Ended 10/31/2020	$10.61	2.27%	0.65%	0.56% (e)	2.48%	13%	$3,834
Year Ended 10/31/2019	$10.64	8.19%	0.65%	0.55% (e)	3.00%	15%	$3,188
Institutional Class
Six Months Ended 4/30/2024 (Unaudited)	$9.58	5.22%	0.69% (c)	0.55% (c)	2.71%	3%	$16,361
Year Ended 10/31/2023	$9.23	2.32%	0.68% (c)	0.55% (c),(e)	2.77%	8%	$16,458
Year Ended 10/31/2022	$9.27	(10.06% )	0.64% (c)	0.54% (c),(e)	2.28%	3%	$16,856
Year Ended 10/31/2021	$10.58	1.81%	0.65%	0.56% (e)	2.17%	8%	$167,020
Year Ended 10/31/2020	$10.62	2.27%	0.65%	0.56% (e)	2.49%	13%	$182,343
Year Ended 10/31/2019	$10.65	8.19%	0.65%	0.55% (e)	3.01%	15%	$177,665
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024
17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2024 (Unaudited)	$9.27	0.13	0.37	0.50	(0.14)	—	(0.14)
Year Ended 10/31/2023	$9.31	0.28	(0.05)(d)	0.23	(0.27)	—	(0.27)
Year Ended 10/31/2022	$10.64	0.26	(1.32)	(1.06)	(0.24)	(0.03)	(0.27)
Year Ended 10/31/2021	$10.67	0.24	(0.02)	0.22	(0.25)	(0.00)(f)	(0.25)
Year Ended 10/31/2020	$10.70	0.27	(0.02)	0.25	(0.27)	(0.01)	(0.28)
Year Ended 10/31/2019	$10.22	0.33	0.50	0.83	(0.32)	(0.03)	(0.35)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2024 (Unaudited)	$9.63	5.37%	0.60% (c)	0.45% (c)	2.80%	3%	$47,233
Year Ended 10/31/2023	$9.27	2.43%	0.57% (c)	0.44% (c)	2.87%	8%	$59,041
Year Ended 10/31/2022	$9.31	(10.11% )	0.56% (c)	0.44% (c)	2.77%	3%	$89,300
Year Ended 10/31/2021	$10.64	2.02%	0.55%	0.45%	2.28%	8%	$159
Year Ended 10/31/2020	$10.67	2.38%	0.54%	0.45%	2.58%	13%	$173
Year Ended 10/31/2019	$10.70	8.28%	0.54%	0.44%	3.12%	15%	$128
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024
19

Notes to Financial Statements
April 30, 2024 (Unaudited)
Note 1. Organization
Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Advisor Class, Institutional Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
In September 2023, the Fund’s Board of Trustees approved the liquidation of Class V shares of the Fund on December 8, 2023. Effective at the open of business on October 25, 2023, any applicable contingent deferred sales charges were waived on redemptions and exchanges out of Class V shares, and effective at the open of business on November 27, 2023, Class V shares of the Fund were closed to all investors. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
The Fund’s Board of Trustees also approved a proposal to accelerate the conversion of Class C shares into Class A shares of the Fund and a proposal to liquidate Institutional 2 Class shares of the Fund. Effective on February 12, 2024, Class C shares of the Fund were closed to new and existing investors and effective on April 15, 2024, shares held by Class C shareholders were converted into Class A shares in a tax-free transaction. Effective on March 11, 2024, Institutional 2 Class shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Institutional 2 Class shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
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Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024
21

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2024 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
22
Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. As a result of Institutional 2 Class shares of the Fund being liquidated, April 19, 2024 was the last day the Fund paid a transfer agency fee for Institutional 2 Class shares.

For the six months ended April 30, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.05 (a)
Institutional Class	0.10
Institutional 2 Class	0.03 (a)
Institutional 3 Class	0.01
Class V	0.01 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2024, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.45% of the average daily net assets attributable to Class C shares of the Fund. As a result of Class C shares of the Fund being converted into Class A shares, April 15, 2024 was the last day the Fund paid a distribution and service fee for Class C shares.
Shareholder services fees
The Fund had adopted a shareholder services plan that permitted it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may have paid shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder services and up to 0.20% for administrative support services). These fees were limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares. As a result of Class V shares of the Fund being liquidated, December 8, 2023 was the last day the Fund paid a shareholder services fee for Class V shares.
Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	4,860
Class C	—	1.00 (b)	30
Class V	4.75	0.50 - 1.00 (c)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2024 through February 28, 2025	Prior to March 1, 2024
Class A	0.81%	0.81%
Advisor Class	0.56	0.56
Institutional Class	0.56	0.56
Institutional 3 Class	0.46	0.45
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
24
Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
At April 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
91,234,000	411,000	(2,400,000)	(1,989,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	(4,368,667)	(4,368,667)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,822,160 and $23,726,435, respectively, for the six months ended April 30, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended April 30, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,175,000	5.86	4
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each
Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2024.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
26
Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At April 30, 2024, one unaffiliated shareholder of record owned 55.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
28
Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2023, through December 31, 2023, including:
•
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•
there were no material changes to the Program during the period;
•
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•
the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Columbia Massachusetts Intermediate Municipal Bond Fund  | Semiannual Report 2024
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Columbia Massachusetts Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR191_10_P01_(06/24)

Columbia Strategic New York Municipal Income Fund
Semiannual Report
April 30, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Strategic New York Municipal Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, with a focus on income exempt from federal income tax and New York individual income tax and capital appreciation.

Portfolio management
Douglas White, CFA
Lead Portfolio Manager
Managed Fund since 2018
Catherine Stienstra
Portfolio Manager
Managed Fund since 2010

Average annual total returns (%) (for the period ended April 30, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/26/86	10.43	3.31	0.59	2.06
	Including sales charges		7.14	0.21	-0.03	1.75
Advisor Class		03/19/13	10.59	3.57	0.83	2.32
Class C	Excluding sales charges	08/01/97	10.24	2.85	0.13	1.60
	Including sales charges		9.24	1.85	0.13	1.60
Institutional Class		09/01/11	10.63	3.61	0.82	2.33
Institutional 2 Class		11/08/12	10.56	3.58	0.84	2.33
Institutional 3 Class*		03/01/17	10.61	3.64	0.90	2.29
Bloomberg New York Municipal Bond Index			7.45	2.12	1.16	2.32
Bloomberg Municipal Bond Index			7.06	2.08	1.26	2.41
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg New York Municipal Bond Index is a subset of the Bloomberg Municipal Bond Index consisting solely of bonds issued by obligors located in the state of New York.
The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Quality breakdown (%) (at April 30, 2024)
AAA rating	3.2
AA rating	46.3
A rating	10.5
BBB rating	16.4
BB rating	6.4
B rating	1.5
Not rated	15.7
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2023 — April 30, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,104.30	1,021.03	4.03	3.87	0.77
Advisor Class	1,000.00	1,000.00	1,105.90	1,022.28	2.72	2.61	0.52
Class C	1,000.00	1,000.00	1,102.40	1,018.80	6.38	6.12	1.22
Institutional Class	1,000.00	1,000.00	1,106.30	1,022.28	2.72	2.61	0.52
Institutional 2 Class	1,000.00	1,000.00	1,105.60	1,022.38	2.62	2.51	0.50
Institutional 3 Class	1,000.00	1,000.00	1,106.10	1,022.63	2.36	2.26	0.45
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024
5

Portfolio of Investments
April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.1%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	3.700%	1,000,000	1,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.800%	300,000	300,000
Total			1,300,000
Total Floating Rate Notes (Cost $1,300,000)			1,300,000

Municipal Bonds 97.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 8.7%
New York City Industrial Development Agency(c)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A
07/01/2028	5.000%	1,725,000	1,723,477
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	1,300,000	1,218,385
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2040	4.000%	600,000	574,042
12/01/2041	4.000%	600,000	568,817
Revenue Bonds
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	3,000,000	3,132,396
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	1,500,000	1,629,943
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2041	5.000%	1,000,000	1,040,405
12/01/2042	4.000%	1,000,000	939,632
Total			10,827,097
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 6.8%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Brighter Choice Elementary
Series 2021
04/01/2037	4.000%	1,000,000	878,367
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2036	4.000%	200,000	181,913
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,500,000	1,500,026
Social Bonds - KIPP NYC Public School Facilities Canal West Project
Series 2023
07/01/2062	5.250%	1,000,000	1,013,011
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	266,350
New World Preparatory Charter School Project
Series 2021
06/15/2051	4.000%	690,000	529,748
Secton Education Partners-Brilla Project
Series 2021
11/01/2051	4.000%	1,000,000	769,885
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	1,000,000	1,012,185
Unity Preparatory Charter School of Brooklyn Project
Series 2023
06/15/2063	5.500%	1,000,000	973,251
Hempstead Town Local Development Corp.
Revenue Bonds
Evergreen Charter School Project
Series 2022A
06/15/2057	5.500%	500,000	502,227
Monroe County Industrial Development Corp.(d)
Revenue Bonds
Social Bonds - Academy of Health Sciences Charter School Project
Series 2022
07/01/2057	6.000%	750,000	752,638
Total			8,379,601
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.5%
New York State Environmental Facilities Corp.(c),(d)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	2,000,000	1,816,886
Health Services 1.2%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2040	5.000%	1,500,000	1,505,968
Higher Education 2.8%
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2024A
07/01/2054	5.500%	2,000,000	2,246,204
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,243,044
Total			3,489,248
Hospital 3.4%
Genesee County Funding Corp. (The)
Refunding Revenue Bonds
Rochester Regional Health Project
Series 2022
12/01/2052	5.250%	500,000	509,824
New York State Dormitory Authority
Refunding Revenue Bonds
Montefiore Obligated Group
Series 2020A
09/01/2050	4.000%	1,000,000	852,953
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2037	5.000%	2,000,000	2,012,794
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	851,353
Total			4,226,924
Joint Power Authority 1.9%
New York Power Authority
Refunding Revenue Bonds
Series 2020A
11/15/2055	4.000%	500,000	469,103
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Green Transmission Project
Series 2022 (AGM)
11/15/2061	4.000%	2,000,000	1,863,205
Total			2,332,308
Local General Obligation 7.7%
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	3,000,000	2,889,026
Series 2022D-1
05/01/2042	5.250%	1,250,000	1,377,397
05/01/2043	5.250%	1,000,000	1,096,844
Series 2024D
04/01/2054	5.250%	3,000,000	3,247,496
Subordinated Series 2023E-1
04/01/2050	4.000%	1,000,000	948,668
Total			9,559,431
Multi-Family 9.3%
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	1,711,982
New York City Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,410,000	1,321,211
11/01/2049	3.650%	875,000	728,590
Revenue Bonds
Series 2018K
11/01/2048	4.000%	735,000	690,524
Sustainable Development Bonds
Series 2021
05/01/2051	2.750%	1,000,000	653,381
Sustainable Neighborhood
Series 2019
11/01/2049	3.250%	1,710,000	1,307,777
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	676,993
Series 2019D
11/01/2044	3.700%	1,000,000	881,335
Climate Bond Certified/Sustainability Bonds
Series 2019
11/01/2044	3.150%	840,000	669,617
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Green Bonds
Series 2017H
11/01/2047	3.650%	1,360,000	1,153,095
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	473,401
Sustainability Bonds
Series 2019I
11/01/2039	3.000%	800,000	661,499
Series 2021J-1 (FHA)
11/01/2056	2.875%	1,000,000	644,117
Total			11,573,522
Municipal Power 1.3%
Guam Power Authority(e)
Refunding Revenue Bonds
Series 2022A
10/01/2043	5.000%	500,000	506,764
10/01/2044	5.000%	500,000	504,681
Puerto Rico Electric Power Authority(e),(f)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	1,000,000	262,500
Series 2012A
07/01/2042	0.000%	1,250,000	328,125
Total			1,602,070
Other Bond Issue 2.6%
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2051	3.000%	500,000	363,838
New York Transportation Development Corp.(c)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2046	4.000%	1,500,000	1,261,506
04/30/2053	4.000%	2,000,000	1,608,909
Total			3,234,253
Other Industrial Development Bond 0.3%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	302,688
Other Revenue 0.8%
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	1,000,000	1,009,403
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 0.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,016
Ports 4.2%
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	2,000,000	1,646,722
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	1,240,000	1,292,098
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,251,711
Total			5,190,531
Prep School 0.6%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2035	5.000%	700,000	710,335
Recreation 0.6%
Western Regional Off-Track Betting Corp.(d)
Refunding Revenue Bonds
Series 2021
12/01/2041	4.125%	1,000,000	778,687
Refunded / Escrowed 0.7%
Build NYC Resource Corp.
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	917,019
Resource Recovery 0.7%
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2035	5.000%	750,000	753,307
Jefferson County Industrial Development Agency(c),(d),(f)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	0.000%	955,273	125,141
Total			878,448
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 5.5%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	764,565
Revenue Bonds
Jefferson’s Ferry Project
Series 2020
11/01/2055	4.000%	1,000,000	803,231
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	2,000,000	1,579,763
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,617,880
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	374,588
09/15/2053	5.250%	1,000,000	719,878
Westchester County Local Development Corp.(d)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	1,000,000	912,283
Total			6,772,188
Sales Tax 10.8%
Commonwealth of Puerto Rico(e),(g)
Revenue Notes
Series 2022
11/01/2051	0.000%	503,088	301,853
Subordinated Series 2022
11/01/2043	0.000%	328,297	195,336
Puerto Rico Sales Tax Financing Corp.(e),(g)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	12,100,000	3,773,070
Puerto Rico Sales Tax Financing Corp.(e)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	995,869
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority
Revenue Bonds
Sales Tax - MTA Bridges & Tunnels
Series 2022
05/15/2062	5.250%	2,500,000	2,675,075
Series 2024A-1
05/15/2064	5.250%	3,000,000	3,234,733
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2063	5.500%	2,000,000	2,188,687
Total			13,364,623
Single Family 1.7%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	135,000	122,782
Revenue Bonds
Social Bonds
Series 2023-250 (HUD)
10/01/2053	4.900%	995,000	1,000,742
State of New York Mortgage Agency(c)
Refunding Revenue Bonds
Series 2019-218
04/01/2033	3.600%	950,000	880,399
04/01/2038	3.850%	170,000	155,500
Total			2,159,423
Special Non Property Tax 9.7%
Metropolitan Transportation Authority(g)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	1,835,099
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2022A-1
08/01/2048	4.000%	3,000,000	2,870,183
Subordinated Series 2023A
05/01/2047	5.000%	1,000,000	1,069,959
New York State Dormitory Authority
Revenue Bonds
Series 2024A
03/15/2054	4.000%	3,000,000	2,810,962
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	2,000,000	1,880,685
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024
9

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oneida Indian Nation of New York(d),(e)
Revenue Bonds
Series 2024B
09/01/2043	6.000%	500,000	527,720
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2043	5.000%	1,000,000	1,093,383
Total			12,087,991
Tobacco 5.0%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,000,641
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	1,811,984
Suffolk Tobacco Asset Securitization Corp.(g)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	3,000,000	287,637
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	3,049,492
Total			6,149,754
Transportation 4.1%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2017D
11/15/2042	4.000%	1,000,000	928,985
Series 2024A
11/15/2049	5.250%	2,000,000	2,145,493
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	2,000,000	2,064,944
Total			5,139,422
Water & Sewer 5.6%
New York City Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2023DD
06/15/2047	5.000%	1,000,000	1,073,856
Revenue Bonds
Subordinated Series 2023AA-1
06/15/2053	5.250%	2,000,000	2,180,817
Subordinated Series 2024CC-1
06/15/2054	5.250%	3,000,000	3,277,437
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(e)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	425,000	429,911
Total			6,962,021
Total Municipal Bonds (Cost $130,819,137)			120,984,857

Money Market Funds 0.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.515%(h)	166,386	166,403
Total Money Market Funds (Cost $166,386)		166,403
Total Investments in Securities (Cost: $132,285,523)		122,451,260
Other Assets & Liabilities, Net		1,670,574
Net Assets		124,121,834
At April 30, 2024, securities and/or cash totaling $78,625 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(37)	06/2024	USD	(3,975,188)	10,743	—
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2024, the total value of these securities amounted to $10,742,458, which represents 8.65% of total net assets.

(e)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2024, the total value of these securities amounted to $7,825,829, which represents 6.30% of total net assets.

(f)	Represents a security in default.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024
11

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	1,300,000	—	1,300,000
Municipal Bonds	—	120,984,857	—	120,984,857
Money Market Funds	166,403	—	—	166,403
Total Investments in Securities	166,403	122,284,857	—	122,451,260
Investments in Derivatives
Asset
Futures Contracts	10,743	—	—	10,743
Total	177,146	122,284,857	—	122,462,003
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $132,285,523)	$122,451,260
Cash	3,390
Margin deposits on:
Futures contracts	78,625
Receivable for:
Capital shares sold	549,501
Dividends	5,115
Interest	1,700,041
Variation margin for futures contracts	19,078
Expense reimbursement due from Investment Manager	423
Prepaid expenses	1,473
Deferred compensation of board members	91,886
Other assets	865
Total assets	124,901,657
Liabilities
Payable for:
Capital shares redeemed	276,619
Distributions to shareholders	369,472
Management services fees	1,591
Distribution and/or service fees	616
Transfer agent fees	6,738
Compensation of board members	815
Other expenses	13,267
Deferred compensation of board members	110,705
Total liabilities	779,823
Net assets applicable to outstanding capital stock	$124,121,834
Represented by
Paid in capital	140,394,588
Total distributable earnings (loss)	(16,272,754)
Total - representing net assets applicable to outstanding capital stock	$124,121,834
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024
13

Statement of Assets and Liabilities (continued)
April 30, 2024 (Unaudited)
Class A
Net assets	$78,088,524
Shares outstanding	3,031,604
Net asset value per share	$25.76
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$26.56
Advisor Class
Net assets	$6,049,129
Shares outstanding	235,205
Net asset value per share	$25.72
Class C
Net assets	$4,332,847
Shares outstanding	168,290
Net asset value per share	$25.75
Institutional Class
Net assets	$22,816,820
Shares outstanding	886,584
Net asset value per share	$25.74
Institutional 2 Class
Net assets	$816,755
Shares outstanding	31,813
Net asset value per share	$25.67
Institutional 3 Class
Net assets	$12,017,759
Shares outstanding	466,692
Net asset value per share	$25.75
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended April 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$19,239
Interest	2,621,975
Total income	2,641,214
Expenses:
Management services fees	290,529
Distribution and/or service fees
Class A	100,219
Class C	18,229
Transfer agent fees
Class A	30,474
Advisor Class	2,031
Class C	1,978
Institutional Class	8,237
Institutional 2 Class	279
Institutional 3 Class	316
Custodian fees	4,936
Printing and postage fees	5,879
Registration fees	7,250
Accounting services fees	15,412
Legal fees	8,152
Compensation of chief compliance officer	11
Compensation of board members	6,402
Deferred compensation of board members	4,269
Other	5,742
Total expenses	510,345
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(74,866)
Total net expenses	435,479
Net investment income	2,205,735
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(721,319)
Futures contracts	(4,539)
Net realized loss	(725,858)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	10,269,568
Futures contracts	10,743
Net change in unrealized appreciation (depreciation)	10,280,311
Net realized and unrealized gain	9,554,453
Net increase in net assets resulting from operations	$11,760,188
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024
15

Statement of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations
Net investment income	$2,205,735	$4,374,283
Net realized loss	(725,858)	(3,685,713)
Net change in unrealized appreciation (depreciation)	10,280,311	3,565,327
Net increase in net assets resulting from operations	11,760,188	4,253,897
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,394,118)	(2,888,558)
Advisor Class	(99,506)	(193,810)
Class C	(78,653)	(208,070)
Institutional Class	(404,151)	(834,514)
Institutional 2 Class	(16,516)	(42,437)
Institutional 3 Class	(197,908)	(182,734)
Total distributions to shareholders	(2,190,852)	(4,350,123)
Increase (decrease) in net assets from capital stock activity	3,406,658	(22,751,495)
Total increase (decrease) in net assets	12,975,994	(22,847,721)
Net assets at beginning of period	111,145,840	133,993,561
Net assets at end of period	$124,121,834	$111,145,840
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	April 30, 2024 (Unaudited)		October 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	135,227	3,494,941	296,213	7,567,021
Distributions reinvested	42,447	1,107,336	89,545	2,268,519
Shares redeemed	(302,476)	(7,859,554)	(628,800)	(15,979,060)
Net decrease	(124,802)	(3,257,277)	(243,042)	(6,143,520)
Advisor Class
Shares sold	48,877	1,257,197	99,844	2,489,578
Distributions reinvested	3,815	99,339	7,649	193,400
Shares redeemed	(18,569)	(471,132)	(341,233)	(8,755,337)
Net increase (decrease)	34,123	885,404	(233,740)	(6,072,359)
Class C
Shares sold	10,565	267,206	19,233	491,234
Distributions reinvested	2,913	75,950	7,581	192,200
Shares redeemed	(75,215)	(1,969,519)	(124,864)	(3,180,530)
Net decrease	(61,737)	(1,626,363)	(98,050)	(2,497,096)
Institutional Class
Shares sold	177,547	4,592,188	430,247	10,924,894
Distributions reinvested	11,975	312,106	28,270	716,353
Shares redeemed	(128,763)	(3,322,985)	(735,574)	(18,642,055)
Net increase (decrease)	60,759	1,581,309	(277,057)	(7,000,808)
Institutional 2 Class
Shares sold	1,302	34,063	1,056	26,975
Distributions reinvested	629	16,350	1,667	42,110
Shares redeemed	(13,404)	(344,862)	(10,564)	(270,395)
Net decrease	(11,473)	(294,449)	(7,841)	(201,310)
Institutional 3 Class
Shares sold	259,631	6,691,985	128,673	3,250,327
Distributions reinvested	923	24,058	1,790	45,301
Shares redeemed	(23,225)	(598,009)	(161,479)	(4,132,030)
Net increase (decrease)	237,329	6,118,034	(31,016)	(836,402)
Total net increase (decrease)	134,199	3,406,658	(890,746)	(22,751,495)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024
17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2024 (Unaudited)	$23.73	0.45	2.03	2.48	(0.45)	—	(0.45)
Year Ended 10/31/2023	$24.04	0.89	(0.32)	0.57	(0.88)	—	(0.88)
Year Ended 10/31/2022	$30.32	0.76	(6.05)	(5.29)	(0.76)	(0.23)	(0.99)
Year Ended 10/31/2021	$29.68	0.73	0.81	1.54	(0.72)	(0.18)	(0.90)
Year Ended 10/31/2020(e)	$30.29	0.78	(0.32)	0.46	(0.78)	(0.29)	(1.07)
Year Ended 10/31/2019(e)	$28.51	0.88	1.78	2.66	(0.88)	—	(0.88)
Advisor Class
Six Months Ended 4/30/2024 (Unaudited)	$23.69	0.48	2.03	2.51	(0.48)	—	(0.48)
Year Ended 10/31/2023	$24.00	0.94	(0.31)	0.63	(0.94)	—	(0.94)
Year Ended 10/31/2022	$30.27	0.84	(6.05)	(5.21)	(0.83)	(0.23)	(1.06)
Year Ended 10/31/2021	$29.64	0.80	0.81	1.61	(0.80)	(0.18)	(0.98)
Year Ended 10/31/2020(e)	$30.25	0.85	(0.32)	0.53	(0.85)	(0.29)	(1.14)
Year Ended 10/31/2019(e)	$28.47	0.96	1.78	2.74	(0.96)	—	(0.96)
Class C
Six Months Ended 4/30/2024 (Unaudited)	$23.71	0.39	2.04	2.43	(0.39)	—	(0.39)
Year Ended 10/31/2023	$24.02	0.77	(0.31)	0.46	(0.77)	—	(0.77)
Year Ended 10/31/2022	$30.30	0.64	(6.05)	(5.41)	(0.64)	(0.23)	(0.87)
Year Ended 10/31/2021	$29.67	0.59	0.81	1.40	(0.59)	(0.18)	(0.77)
Year Ended 10/31/2020(e)	$30.28	0.65	(0.33)	0.32	(0.64)	(0.29)	(0.93)
Year Ended 10/31/2019(e)	$28.50	0.76	1.78	2.54	(0.76)	—	(0.76)
Institutional Class
Six Months Ended 4/30/2024 (Unaudited)	$23.70	0.48	2.04	2.52	(0.48)	—	(0.48)
Year Ended 10/31/2023	$24.02	0.95	(0.33)	0.62	(0.94)	—	(0.94)
Year Ended 10/31/2022	$30.29	0.83	(6.04)	(5.21)	(0.83)	(0.23)	(1.06)
Year Ended 10/31/2021	$29.66	0.80	0.81	1.61	(0.80)	(0.18)	(0.98)
Year Ended 10/31/2020(e)	$30.26	0.85	(0.31)	0.54	(0.85)	(0.29)	(1.14)
Year Ended 10/31/2019(e)	$28.49	0.96	1.77	2.73	(0.96)	—	(0.96)
Institutional 2 Class
Six Months Ended 4/30/2024 (Unaudited)	$23.65	0.48	2.02	2.50	(0.48)	—	(0.48)
Year Ended 10/31/2023	$23.96	0.95	(0.31)	0.64	(0.95)	—	(0.95)
Year Ended 10/31/2022	$30.22	0.83	(6.03)	(5.20)	(0.83)	(0.23)	(1.06)
Year Ended 10/31/2021	$29.58	0.81	0.81	1.62	(0.80)	(0.18)	(0.98)
Year Ended 10/31/2020(e)	$30.19	0.86	(0.32)	0.54	(0.86)	(0.29)	(1.15)
Year Ended 10/31/2019(e)	$28.42	0.96	1.77	2.73	(0.96)	—	(0.96)
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2024 (Unaudited)	$25.76	10.43%	0.89%	0.77%	3.50%	17%	$78,089
Year Ended 10/31/2023	$23.73	2.20%	0.89% (c)	0.78% (c),(d)	3.49%	23%	$74,887
Year Ended 10/31/2022	$24.04	(17.84% )	0.86% (c)	0.78% (c),(d)	2.74%	22%	$81,708
Year Ended 10/31/2021	$30.32	5.23%	0.85%	0.78% (d)	2.39%	18%	$117,874
Year Ended 10/31/2020 (e)	$29.68	1.59%	0.85% (c)	0.80% (c),(d)	2.63%	26%	$114,883
Year Ended 10/31/2019 (e)	$30.29	9.37%	0.85%	0.80% (d)	3.00%	46%	$117,062
Advisor Class
Six Months Ended 4/30/2024 (Unaudited)	$25.72	10.59%	0.64%	0.52%	3.77%	17%	$6,049
Year Ended 10/31/2023	$23.69	2.46%	0.63% (c)	0.53% (c),(d)	3.71%	23%	$4,763
Year Ended 10/31/2022	$24.00	(17.64% )	0.61% (c)	0.53% (c),(d)	3.00%	22%	$10,435
Year Ended 10/31/2021	$30.27	5.46%	0.61%	0.53% (d)	2.63%	18%	$12,373
Year Ended 10/31/2020 (e)	$29.64	1.84%	0.60% (c)	0.55% (c),(d)	2.88%	26%	$9,151
Year Ended 10/31/2019 (e)	$30.25	9.66%	0.60%	0.55% (d)	3.23%	46%	$6,470
Class C
Six Months Ended 4/30/2024 (Unaudited)	$25.75	10.24%	1.34%	1.22%	3.05%	17%	$4,333
Year Ended 10/31/2023	$23.71	1.74%	1.34% (c)	1.23% (c),(d)	3.02%	23%	$5,455
Year Ended 10/31/2022	$24.02	(18.23% )	1.43% (c)	1.23% (c),(d)	2.28%	22%	$7,882
Year Ended 10/31/2021	$30.30	4.72%	1.60%	1.23% (d)	1.94%	18%	$12,203
Year Ended 10/31/2020 (e)	$29.67	1.10%	1.60% (c)	1.25% (c),(d),(f)	2.18%	26%	$15,103
Year Ended 10/31/2019 (e)	$30.28	9.04%	1.60%	1.25% (d),(f)	2.56%	46%	$19,693
Institutional Class
Six Months Ended 4/30/2024 (Unaudited)	$25.74	10.63%	0.64%	0.52%	3.76%	17%	$22,817
Year Ended 10/31/2023	$23.70	2.42%	0.64% (c)	0.53% (c),(d)	3.73%	23%	$19,576
Year Ended 10/31/2022	$24.02	(17.62% )	0.61% (c)	0.53% (c),(d)	2.94%	22%	$26,486
Year Ended 10/31/2021	$30.29	5.46%	0.60%	0.53% (d)	2.63%	18%	$55,959
Year Ended 10/31/2020 (e)	$29.66	1.77%	0.60% (c)	0.55% (c),(d)	2.88%	26%	$51,296
Year Ended 10/31/2019 (e)	$30.26	9.80%	0.60%	0.55% (d)	3.24%	46%	$52,745
Institutional 2 Class
Six Months Ended 4/30/2024 (Unaudited)	$25.67	10.56%	0.62%	0.50%	3.76%	17%	$817
Year Ended 10/31/2023	$23.65	2.47%	0.62% (c)	0.51% (c)	3.75%	23%	$1,024
Year Ended 10/31/2022	$23.96	(17.62% )	0.59% (c)	0.51% (c)	2.94%	22%	$1,225
Year Ended 10/31/2021	$30.22	5.52%	0.59%	0.52%	2.65%	18%	$1,860
Year Ended 10/31/2020 (e)	$29.58	1.78%	0.58% (c)	0.53% (c)	2.89%	26%	$1,977
Year Ended 10/31/2019 (e)	$30.19	9.84%	0.58%	0.53%	3.28%	46%	$4,207
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024
19

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2024 (Unaudited)	$23.72	0.49	2.03	2.52	(0.49)	—	(0.49)
Year Ended 10/31/2023	$24.03	0.97	(0.32)	0.65	(0.96)	—	(0.96)
Year Ended 10/31/2022	$30.31	0.89	(6.09)	(5.20)	(0.85)	(0.23)	(1.08)
Year Ended 10/31/2021	$29.67	0.82	0.82	1.64	(0.82)	(0.18)	(1.00)
Year Ended 10/31/2020(e)	$30.28	0.87	(0.32)	0.55	(0.87)	(0.29)	(1.16)
Year Ended 10/31/2019(e)	$28.50	0.96	1.78	2.74	(0.96)	—	(0.96)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(f)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	10/31/2020	10/31/2019
Class C	0.25%	0.30%
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2024 (Unaudited)	$25.75	10.61%	0.57%	0.45%	3.85%	17%	$12,018
Year Ended 10/31/2023	$23.72	2.53%	0.57% (c)	0.46% (c)	3.81%	23%	$5,440
Year Ended 10/31/2022	$24.03	(17.59% )	0.55% (c)	0.46% (c)	3.42%	22%	$6,257
Year Ended 10/31/2021	$30.31	5.56%	0.54%	0.47%	2.70%	18%	$867
Year Ended 10/31/2020 (e)	$29.67	1.87%	0.54% (c)	0.49% (c)	2.95%	26%	$780
Year Ended 10/31/2019 (e)	$30.28	9.71%	0.54%	0.49%	3.17%	46%	$741
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024
21

Notes to Financial Statements
April 30, 2024 (Unaudited)
Note 1. Organization
Columbia Strategic New York Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
22
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	10,743 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

24
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(4,539)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended April 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	298,987
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2024 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
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Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2024, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.45% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	2,589
Class C	—	1.00 (b)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2024 through February 28, 2025	Prior to March 1, 2024
Class A	0.76%	0.78%
Advisor Class	0.51	0.53
Class C	1.21	1.23
Institutional Class	0.51	0.53
Institutional 2 Class	0.50	0.51
Institutional 3 Class	0.44	0.46
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
132,286,000	1,274,000	(11,098,000)	(9,824,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(4,554,856)	(1,899,029)	(6,453,885)
28
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $22,099,825 and $20,789,004, respectively, for the six months ended April 30, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2024.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024
29

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
30
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024
31

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2023, through December 31, 2023, including:
•
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•
there were no material changes to the Program during the period;
•
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•
the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
32
Columbia Strategic New York Municipal Income Fund  | Semiannual Report 2024

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Columbia Strategic New York Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR205_10_P01_(06/24)

Columbia New York Intermediate Municipal Bond Fund
Semiannual Report
April 30, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia New York Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York individual income tax, as is consistent with relative stability of principal.

Portfolio management
Paul Fox, CFA
Lead Portfolio Manager
Managed Fund since 2012
Douglas Rangel, CFA
Portfolio Manager
Managed the Fund since 2022

Average annual total returns (%) (for the period ended April 30, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/25/02	5.07	1.72	0.73	1.61
	Including sales charges		1.90	-1.30	0.11	1.30
	Advisor Class	03/19/13	5.21	1.98	0.98	1.85
	Institutional Class	12/31/91	5.20	1.98	0.98	1.86
	Institutional 2 Class*	03/01/16	5.22	2.03	1.05	1.91
	Institutional 3 Class*	03/01/17	5.23	2.08	1.09	1.93
	Bloomberg New York 3-15 Year Blend Municipal Bond Index		5.79	1.80	1.33	2.16
	Bloomberg 3-15 Year Blend Municipal Bond Index		5.75	1.75	1.37	2.22
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Institutional Class shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg New York 3-15 Year Blend Municipal Bond Index tracks investment grade bonds from the state of New York and its municipalities.
The Bloomberg 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Quality breakdown (%) (at April 30, 2024)
AAA rating	7.5
AA rating	38.0
A rating	38.1
BBB rating	11.9
BB rating	0.6
Not rated	3.9
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2023 — April 30, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,050.70	1,021.18	3.77	3.72	0.74
Advisor Class	1,000.00	1,000.00	1,052.10	1,022.43	2.50	2.46	0.49
Institutional Class	1,000.00	1,000.00	1,052.00	1,022.43	2.50	2.46	0.49
Institutional 2 Class	1,000.00	1,000.00	1,052.20	1,022.63	2.30	2.26	0.45
Institutional 3 Class	1,000.00	1,000.00	1,052.30	1,022.87	2.04	2.01	0.40
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024
5

Portfolio of Investments
April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 98.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 3.1%
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	650,000	609,192
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2036	5.000%	800,000	844,439
12/01/2038	4.000%	300,000	291,992
Revenue Bonds
Sustainable Bonds - John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2040	5.500%	500,000	545,648
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2038	5.000%	1,000,000	1,062,247
Total			3,353,518
Charter Schools 1.4%
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2036	4.000%	200,000	181,913
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	422,139
Monroe County Industrial Development Corp.(b)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2040	5.000%	900,000	902,292
Total			1,506,344
Health Services 2.0%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2030	5.000%	1,000,000	1,009,241
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westchester County Local Development Corp.
Revenue Bonds
New York Blood Center Project
Series 2024
07/01/2035	5.000%	1,000,000	1,097,121
Total			2,106,362
Higher Education 7.0%
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	176,392
07/01/2034	5.000%	200,000	213,723
07/01/2035	5.000%	200,000	213,437
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	227,396
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	523,763
Revenue Bonds
Marist College Project
Series 2015A
07/01/2029	5.000%	1,000,000	1,017,954
Series 2018
07/01/2031	5.000%	170,000	180,668
07/01/2032	5.000%	210,000	222,875
07/01/2033	5.000%	205,000	217,189
New York State Dormitory Authority
Refunding Revenue Bonds
Rochester Institute
Series 2019A
07/01/2036	5.000%	750,000	804,766
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	184,612
07/01/2030	5.000%	150,000	158,547
Revenue Bonds
New York University
Series 2019A
07/01/2037	5.000%	2,000,000	2,167,412
St. Lawrence County Industrial Development Agency
Refunding Revenue Bonds
Clarkson University Project
Series 2021
09/01/2038	5.000%	200,000	203,342
09/01/2039	5.000%	200,000	201,963
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tompkins County Development Corp.
Refunding Revenue Bonds
Ithaca College Project
Series 2018
07/01/2034	5.000%	575,000	601,670
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2037	5.000%	250,000	266,120
Total			7,581,829
Hospital 4.1%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	454,484
07/01/2026	5.000%	350,000	354,199
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,305,892
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,019,558
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,015,589
Montefiore Obligated Group
Series 2020A
09/01/2037	4.000%	300,000	284,567
Total			4,434,289
Joint Power Authority 0.5%
New York Power Authority
Revenue Bonds
Green Transmission Project
Series 2023A (AGM)
11/15/2040	5.250%	500,000	575,371
Local General Obligation 14.9%
City of New York
Unlimited General Obligation Bonds
Fiscal 2020
Series 2019B-1
10/01/2038	5.000%	1,000,000	1,068,573
Subordinated Series 2019H-A
01/01/2035	5.000%	1,500,000	1,615,784
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023E-1
04/01/2039	5.000%	1,200,000	1,331,027
Unlimited General Obligation Refunding Bonds
Subordinated Series 2023F-1
08/01/2038	5.000%	250,000	279,369
Unlimited General Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	1,000,000	1,023,287
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	1,839,128
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,193,293
County of Monroe(a)
Limited General Obligation Public Improvement Bonds
Series 2019B (BAM)
06/01/2027	5.000%	1,350,000	1,406,467
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,102,278
Monroe County Industrial Development Agency
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	803,637
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Financing Program
Series 2015B (AGM)
10/01/2027	5.000%	1,000,000	1,019,675
Revenue Bonds
School District Building Financing Program
Series 2018
10/01/2032	5.000%	1,000,000	1,031,493
School Districts Revenue Bond Financing Program
Series 2023 (AGM)
10/01/2040	5.000%	300,000	326,940
Total			16,040,951
Multi-Family 2.7%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	763,720
10/01/2029	5.000%	1,290,000	1,350,719
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	427,217
05/01/2031	5.000%	400,000	406,583
Total			2,948,239
Municipal Power 5.0%
Long Island Power Authority
Refunding Revenue Bonds
Series 2016B
09/01/2027	5.000%	1,000,000	1,038,566
09/01/2030	5.000%	2,750,000	2,846,665
Revenue Bonds
General
Series 2017
09/01/2035	5.000%	1,200,000	1,269,874
Green Bonds
Series 2023E
09/01/2040	5.000%	160,000	177,445
Total			5,332,550
Other Bond Issue 1.0%
Build NYC Resource Corp.
Revenue Bonds
Children’s Aid Society Project (The)
Series 2019
07/01/2036	4.000%	100,000	101,325
New York Transportation Development Corp.(a)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2034	4.000%	500,000	482,583
10/31/2041	4.000%	570,000	502,319
Total			1,086,227
Ports 6.2%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 211th
Series 2018
09/01/2038	4.000%	1,400,000	1,415,679
Series 2018-209
07/15/2034	5.000%	2,500,000	2,671,236
Series 2018-211
09/01/2036	5.000%	1,000,000	1,064,438
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
Series 2023-238
07/15/2038	5.000%	500,000	538,280
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2037	4.000%	1,000,000	1,000,221
Total			6,689,854
Prep School 0.8%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2026	5.000%	225,000	227,796
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2035	5.000%	590,000	594,605
Total			822,401
Recreation 0.3%
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Carnegie Hall
Series 2019
12/01/2037	5.000%	275,000	296,267
Refunded / Escrowed 6.3%
Build NYC Resource Corp.
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	438,131
Metropolitan Transportation Authority
Prerefunded 11/15/24 Revenue Bonds
Series 2014C
11/15/2029	5.000%	2,000,000	2,013,877
New York State Dormitory Authority
Prerefunded 07/01/25 Revenue Bonds
Barnard College
Series 2015A
07/01/2030	5.000%	700,000	712,246
New York State Dormitory Authority(c)
Revenue Bonds
Capital Appreciation - Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,583,485
Total			6,747,739
Retirement Communities 2.8%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	764,565
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	556,307
11/15/2030	5.000%	650,000	657,357
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2034	5.000%	1,000,000	1,022,416
Total			3,000,645
Sales Tax 3.4%
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2023A-1
03/15/2040	5.000%	1,000,000	1,104,914
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2024A-1
05/15/2042	5.000%	1,500,000	1,664,619
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2039	5.000%	750,000	840,304
Total			3,609,837
Single Family 0.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	110,000	100,563
Special Non Property Tax 17.3%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,122,839
Revenue Bonds
Building Aid
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,066,469
Future Tax Bonds
Subordinated Series 2020C
05/01/2037	4.000%	500,000	510,116
Future Tax Secured
Subordinated Series 2016E-1
02/01/2032	5.000%	3,000,000	3,068,844
Subordinated Series 2019
11/01/2034	5.000%	3,500,000	3,800,889
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Modal
Subordinated Series 2023A
05/01/2039	5.000%	500,000	559,167
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	2,000,000	2,034,791
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,040,066
Series 2019A-2
03/15/2035	5.000%	2,000,000	2,159,433
Series 2023A
03/15/2039	5.000%	500,000	555,941
Revenue Bonds
Series 2024A
03/15/2039	5.000%	500,000	561,303
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2040	5.250%	1,000,000	1,134,829
Total			18,614,687
Special Property Tax 1.0%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,045,463
Tobacco 2.9%
Suffolk Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement Asset-Backed Bonds
Series 2021
06/01/2038	4.000%	1,000,000	996,368
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,076,755
Total			3,073,123
Transportation 6.6%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Climate Bond Certified - Green
Series 2018
11/15/2026	5.000%	2,590,000	2,691,225
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024
9

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024A
11/15/2040	5.000%	1,000,000	1,089,671
Revenue Bonds
Series 2016C-1
11/15/2036	5.000%	2,000,000	2,060,603
Metropolitan Transportation Authority(c)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,223,910
Total			7,065,409
Turnpike / Bridge / Toll Road 8.1%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2024P
01/01/2042	5.000%	500,000	549,645
Revenue Bonds
Junior Lien
Series 2016A
01/01/2033	5.000%	1,000,000	1,018,986
Series 2019B
01/01/2036	5.000%	2,000,000	2,191,058
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2023
11/15/2037	5.000%	500,000	564,741
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-B
11/15/2031	5.000%	2,000,000	2,279,880
Revenue Bonds
Series 2020D
11/15/2037	4.000%	2,050,000	2,093,144
Total			8,697,454
Water & Sewer 0.6%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/2028	5.000%	700,000	708,546
Total Municipal Bonds (Cost $107,995,059)			105,437,668

Money Market Funds 0.8%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.515%(d)	804,167	804,247
Total Money Market Funds (Cost $804,167)		804,247
Total Investments in Securities (Cost: $108,799,226)		106,241,915
Other Assets & Liabilities, Net		1,195,350
Net Assets		107,437,265
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2024, the total value of these securities amounted to $1,324,431, which represents 1.23% of total net assets.

(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at April 30, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Fair value measurements   (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	105,437,668	—	105,437,668
Money Market Funds	804,247	—	—	804,247
Total Investments in Securities	804,247	105,437,668	—	106,241,915
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024
11

Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $108,799,226)	$106,241,915
Receivable for:
Capital shares sold	132,146
Dividends	1,406
Interest	1,454,677
Expense reimbursement due from Investment Manager	499
Prepaid expenses	1,617
Deferred compensation of board members	102,152
Other assets	3,453
Total assets	107,937,865
Liabilities
Due to custodian	6,664
Payable for:
Capital shares redeemed	119,630
Distributions to shareholders	232,180
Management services fees	1,384
Distribution and/or service fees	100
Transfer agent fees	6,020
Compensation of board members	822
Other expenses	12,615
Deferred compensation of board members	121,185
Total liabilities	500,600
Net assets applicable to outstanding capital stock	$107,437,265
Represented by
Paid in capital	112,955,153
Total distributable earnings (loss)	(5,517,888)
Total - representing net assets applicable to outstanding capital stock	$107,437,265
Class A
Net assets	$14,526,039
Shares outstanding	1,318,176
Net asset value per share	$11.02
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.36
Advisor Class
Net assets	$5,488,814
Shares outstanding	498,768
Net asset value per share	$11.00
Institutional Class
Net assets	$35,278,846
Shares outstanding	3,201,102
Net asset value per share	$11.02
Institutional 2 Class
Net assets	$14,094,580
Shares outstanding	1,276,831
Net asset value per share	$11.04
Institutional 3 Class
Net assets	$38,048,986
Shares outstanding	3,440,684
Net asset value per share	$11.06
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended April 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$13,027
Interest	1,721,067
Total income	1,734,094
Expenses:
Management services fees	266,011
Distribution and/or service fees
Class A	16,433
Class C	6,365
Class V	511
Transfer agent fees
Class A	6,860
Advisor Class	2,912
Class C	942
Institutional Class	18,634
Institutional 2 Class	3,742
Institutional 3 Class	1,288
Class V	364
Custodian fees	721
Printing and postage fees	5,128
Registration fees	9,683
Accounting services fees	15,412
Legal fees	5,256
Interest on interfund lending	130
Compensation of chief compliance officer	11
Compensation of board members	6,385
Deferred compensation of board members	4,303
Other	5,859
Total expenses	376,950
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(98,322)
Total net expenses	278,628
Net investment income	1,455,466
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(312,976)
Net realized loss	(312,976)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,890,094
Net change in unrealized appreciation (depreciation)	4,890,094
Net realized and unrealized gain	4,577,118
Net increase in net assets resulting from operations	$6,032,584
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024
13

Statement of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations
Net investment income	$1,455,466	$3,504,469
Net realized loss	(312,976)	(500,113)
Net change in unrealized appreciation (depreciation)	4,890,094	770,000
Net increase in net assets resulting from operations	6,032,584	3,774,356
Distributions to shareholders
Net investment income and net realized gains
Class A	(152,828)	(269,806)
Advisor Class	(71,801)	(133,323)
Class C	(17,059)	(47,898)
Institutional Class	(459,137)	(997,427)
Institutional 2 Class	(170,417)	(287,158)
Institutional 3 Class	(576,964)	(1,672,161)
Class V	(8,369)	(94,181)
Total distributions to shareholders	(1,456,575)	(3,501,954)
Decrease in net assets from capital stock activity	(15,325,687)	(25,622,190)
Total decrease in net assets	(10,749,678)	(25,349,788)
Net assets at beginning of period	118,186,943	143,536,731
Net assets at end of period	$107,437,265	$118,186,943
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	April 30, 2024 (Unaudited)		October 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	400,693	4,416,975	316,307	3,473,599
Distributions reinvested	10,714	119,120	18,819	206,442
Shares redeemed	(128,729)	(1,425,077)	(382,557)	(4,200,033)
Net increase (decrease)	282,678	3,111,018	(47,431)	(519,992)
Advisor Class
Shares sold	89,716	988,384	299,651	3,287,520
Distributions reinvested	6,458	71,682	12,147	133,085
Shares redeemed	(93,703)	(1,031,207)	(206,718)	(2,262,636)
Net increase	2,471	28,859	105,080	1,157,969
Class C
Shares sold	21,451	238,455	29,329	323,373
Distributions reinvested	1,239	13,797	3,678	40,389
Shares redeemed	(215,498)	(2,388,872)	(110,912)	(1,217,434)
Net decrease	(192,808)	(2,136,620)	(77,905)	(853,672)
Institutional Class
Shares sold	434,569	4,791,624	1,273,274	13,976,368
Distributions reinvested	31,625	351,564	67,618	741,789
Shares redeemed	(728,991)	(7,965,034)	(1,154,420)	(12,657,925)
Net increase (decrease)	(262,797)	(2,821,846)	186,472	2,060,232
Institutional 2 Class
Shares sold	294,523	3,274,671	598,567	6,533,725
Distributions reinvested	15,296	170,298	26,104	286,781
Shares redeemed	(90,404)	(996,544)	(213,676)	(2,333,308)
Net increase	219,415	2,448,425	410,995	4,487,198
Institutional 3 Class
Shares sold	18,330	203,980	93,089	1,029,348
Distributions reinvested	1,265	14,116	2,359	25,972
Shares redeemed	(1,120,780)	(12,467,724)	(2,956,473)	(32,466,909)
Net decrease	(1,101,185)	(12,249,628)	(2,861,025)	(31,411,589)
Class V
Shares sold	89	972	2,992	32,822
Distributions reinvested	394	4,340	5,846	64,136
Shares redeemed	(336,369)	(3,711,207)	(58,766)	(639,294)
Net decrease	(335,886)	(3,705,895)	(49,928)	(542,336)
Total net decrease	(1,388,112)	(15,325,687)	(2,333,742)	(25,622,190)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2024 (Unaudited)	$10.61	0.13	0.41	0.54	(0.13)	—	(0.13)
Year Ended 10/31/2023	$10.65	0.26	(0.04)(d)	0.22	(0.26)	—	(0.26)
Year Ended 10/31/2022	$12.09	0.24	(1.41)	(1.17)	(0.25)	(0.02)	(0.27)
Year Ended 10/31/2021	$11.99	0.23	0.11	0.34	(0.24)	(0.00)(f)	(0.24)
Year Ended 10/31/2020	$12.07	0.25	(0.07)	0.18	(0.26)	(0.00)(f)	(0.26)
Year Ended 10/31/2019	$11.46	0.29	0.61	0.90	(0.29)	—	(0.29)
Advisor Class
Six Months Ended 4/30/2024 (Unaudited)	$10.59	0.14	0.41	0.55	(0.14)	—	(0.14)
Year Ended 10/31/2023	$10.63	0.28	(0.04)(d)	0.24	(0.28)	—	(0.28)
Year Ended 10/31/2022	$12.08	0.27	(1.43)	(1.16)	(0.27)	(0.02)	(0.29)
Year Ended 10/31/2021	$11.98	0.26	0.11	0.37	(0.27)	(0.00)(f)	(0.27)
Year Ended 10/31/2020	$12.06	0.28	(0.07)	0.21	(0.29)	(0.00)(f)	(0.29)
Year Ended 10/31/2019	$11.45	0.32	0.61	0.93	(0.32)	—	(0.32)
Institutional Class
Six Months Ended 4/30/2024 (Unaudited)	$10.61	0.14	0.41	0.55	(0.14)	—	(0.14)
Year Ended 10/31/2023	$10.65	0.28	(0.04)(d)	0.24	(0.28)	—	(0.28)
Year Ended 10/31/2022	$12.09	0.27	(1.42)	(1.15)	(0.27)	(0.02)	(0.29)
Year Ended 10/31/2021	$11.99	0.26	0.11	0.37	(0.27)	(0.00)(f)	(0.27)
Year Ended 10/31/2020	$12.07	0.28	(0.07)	0.21	(0.29)	(0.00)(f)	(0.29)
Year Ended 10/31/2019	$11.46	0.32	0.61	0.93	(0.32)	—	(0.32)
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2024 (Unaudited)	$11.02	5.07%	0.92% (c)	0.74% (c)	2.33%	5%	$14,526
Year Ended 10/31/2023	$10.61	1.98%	0.91% (c)	0.75% (c),(e)	2.34%	12%	$10,985
Year Ended 10/31/2022	$10.65	(9.83% )	0.88% (c)	0.73% (c),(e)	2.08%	1%	$11,528
Year Ended 10/31/2021	$12.09	2.84%	0.90%	0.75% (e)	1.89%	3%	$20,315
Year Ended 10/31/2020	$11.99	1.47%	0.89%	0.75% (e)	2.10%	7%	$22,051
Year Ended 10/31/2019	$12.07	7.96%	0.90%	0.75% (e)	2.46%	19%	$19,270
Advisor Class
Six Months Ended 4/30/2024 (Unaudited)	$11.00	5.21%	0.67% (c)	0.49% (c)	2.57%	5%	$5,489
Year Ended 10/31/2023	$10.59	2.24%	0.66% (c)	0.50% (c),(e)	2.59%	12%	$5,258
Year Ended 10/31/2022	$10.63	(9.70% )	0.63% (c)	0.48% (c),(e)	2.34%	1%	$4,159
Year Ended 10/31/2021	$12.08	3.09%	0.65%	0.50% (e)	2.14%	3%	$6,109
Year Ended 10/31/2020	$11.98	1.72%	0.65%	0.50% (e)	2.34%	7%	$4,155
Year Ended 10/31/2019	$12.06	8.23%	0.65%	0.50% (e)	2.71%	19%	$1,234
Institutional Class
Six Months Ended 4/30/2024 (Unaudited)	$11.02	5.20%	0.67% (c)	0.49% (c)	2.57%	5%	$35,279
Year Ended 10/31/2023	$10.61	2.24%	0.66% (c)	0.50% (c),(e)	2.59%	12%	$36,748
Year Ended 10/31/2022	$10.65	(9.61% )	0.64% (c)	0.48% (c),(e)	2.30%	1%	$34,890
Year Ended 10/31/2021	$12.09	3.09%	0.65%	0.50% (e)	2.14%	3%	$173,347
Year Ended 10/31/2020	$11.99	1.72%	0.64%	0.50% (e)	2.36%	7%	$188,611
Year Ended 10/31/2019	$12.07	8.23%	0.65%	0.50% (e)	2.72%	19%	$191,680
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024
17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 4/30/2024 (Unaudited)	$10.63	0.14	0.41	0.55	(0.14)	—	(0.14)
Year Ended 10/31/2023	$10.66	0.29	(0.03)(d)	0.26	(0.29)	—	(0.29)
Year Ended 10/31/2022	$12.11	0.28	(1.43)	(1.15)	(0.28)	(0.02)	(0.30)
Year Ended 10/31/2021	$12.01	0.27	0.11	0.38	(0.28)	(0.00)(f)	(0.28)
Year Ended 10/31/2020	$12.09	0.29	(0.08)	0.21	(0.29)	(0.00)(f)	(0.29)
Year Ended 10/31/2019	$11.48	0.33	0.61	0.94	(0.33)	—	(0.33)
Institutional 3 Class
Six Months Ended 4/30/2024 (Unaudited)	$10.65	0.15	0.41	0.56	(0.15)	—	(0.15)
Year Ended 10/31/2023	$10.68	0.30	(0.03)(d)	0.27	(0.30)	—	(0.30)
Year Ended 10/31/2022	$12.14	0.30	(1.45)	(1.15)	(0.29)	(0.02)	(0.31)
Year Ended 10/31/2021	$12.03	0.28	0.12	0.40	(0.29)	(0.00)(f)	(0.29)
Year Ended 10/31/2020	$12.12	0.29	(0.08)	0.21	(0.30)	(0.00)(f)	(0.30)
Year Ended 10/31/2019	$11.50	0.33	0.63	0.96	(0.34)	—	(0.34)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 4/30/2024 (Unaudited)	$11.04	5.22%	0.62% (c)	0.45% (c)	2.63%	5%	$14,095
Year Ended 10/31/2023	$10.63	2.39%	0.61% (c)	0.44% (c)	2.65%	12%	$11,236
Year Ended 10/31/2022	$10.66	(9.63% )	0.59% (c)	0.43% (c)	2.46%	1%	$6,893
Year Ended 10/31/2021	$12.11	3.16%	0.58%	0.43%	2.21%	3%	$4,284
Year Ended 10/31/2020	$12.01	1.79%	0.57%	0.43%	2.43%	7%	$3,489
Year Ended 10/31/2019	$12.09	8.29%	0.58%	0.43%	2.77%	19%	$3,916
Institutional 3 Class
Six Months Ended 4/30/2024 (Unaudited)	$11.06	5.23%	0.57% (c)	0.40% (c)	2.67%	5%	$38,049
Year Ended 10/31/2023	$10.65	2.44%	0.55% (c)	0.39% (c)	2.69%	12%	$48,351
Year Ended 10/31/2022	$10.68	(9.64% )	0.55% (c)	0.38% (c)	2.73%	1%	$79,079
Year Ended 10/31/2021	$12.14	3.29%	0.53%	0.38%	2.26%	3%	$1,259
Year Ended 10/31/2020	$12.03	1.75%	0.53%	0.39%	2.45%	7%	$1,065
Year Ended 10/31/2019	$12.12	8.41%	0.54%	0.39%	2.80%	19%	$678
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024
19

Notes to Financial Statements
April 30, 2024 (Unaudited)
Note 1. Organization
Columbia New York Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
In September 2023, the Fund’s Board of Trustees approved the liquidation of Class V shares of the Fund on December 8, 2023. Effective at the open of business on October 25, 2023, any applicable contingent deferred sales charges were waived on redemptions and exchanges out of Class V shares, and effective at the open of business on November 27, 2023, Class V shares of the Fund were closed to all investors. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
The Fund’s Board of Trustees also approved a proposal to accelerate the conversion of Class C shares into Class A shares of the Fund. Effective on February 12, 2024, Class C shares of the Fund were closed to new and existing investors and effective on April 15, 2024, shares held by Class C shareholders were converted into Class A shares in a tax-free transaction.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
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Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024
21

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2024 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
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Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.05 (a)
Institutional Class	0.10
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class V	0.01 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2024, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.45% of the average daily net assets attributable to Class C shares of the Fund. As a result of Class C shares of the Fund being converted into Class A shares, April 15, 2024 was the last day the Fund paid a distribution and service fee for Class C shares.
Shareholder services fees
The Fund had adopted a shareholder services plan that permitted it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may have paid shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder services and up to 0.20% for administrative support services). These fees were limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares. As a result of Class V shares of the Fund being liquidated, December 8, 2023 was the last day the Fund paid a shareholder services fee for Class V shares.
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	2,185
Class C	—	1.00 (b)	—
Class V	4.75	0.50 - 1.00 (c)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through February 28,2025
Class A	0.75%
Advisor Class	0.50
Institutional Class	0.50
Institutional 2 Class	0.45
Institutional 3 Class	0.40
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
24
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
At April 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
108,799,000	257,000	(2,814,000)	(2,557,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(178,333)	(2,525,241)	(2,703,574)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,629,740 and $20,820,544, respectively, for the six months ended April 30, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended April 30, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	800,000	5.86	1
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2024.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
26
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At April 30, 2024, one unaffiliated shareholder of record owned 41.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
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Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2023, through December 31, 2023, including:
•
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•
there were no material changes to the Program during the period;
•
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•
the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Columbia New York Intermediate Municipal Bond Fund  | Semiannual Report 2024
29

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia New York Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR204_10_P01_(06/24)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 20, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Treasurer,
Chief Accounting Officer, Principal Financial Officer and Senior Vice President

Date	June 20, 2024